UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23748

JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS.

Annual report
John Hancock
Marathon Asset-Based Lending Fund (formerly John Hancock Asset-Based Lending Fund)
Closed-end alternative
October 31, 2025

John Hancock
Marathon Asset-Based Lending Fund

2	Your fund at a glance
4	Management’s discussion of fund performance
5	A look at performance
7	Consolidated Fund’s investments
42	Consolidated financial statements
47	Consolidated financial highlights
50	Notes to consolidated financial statements
68	Report of independent registered public accounting firm
69	Tax information
70	Additional information
72	Trustees and Officers
75	More information
1	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND | ANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to provide high current income and to a lesser extent capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/2025 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stable results across asset-based investments
The fund has exhibited stable performance, focused on asset-based investments with attractive return versus risk characteristics, robust cashflows and asset coverage ratios.
Credit selection and sector allocation were catalysts
Both credit selection and sector allocation were drivers of performance, with accretive returns across our private asset-based lending strategies.
Residential and Commercial Loans contributed
Residential and commercial real estate loans were top performers.
PORTFOLIO COMPOSITION AS OF 10/31/2025 (% of total investments)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus.
3	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

Management’s discussion of fund performance
How would you describe the investment backdrop during the 12 months ended October 31, 2025?
The market for private asset-based lending (ABL) remains robust, driven by strong demand for loans and leases secured by valuable assets such as mission critical equipment, aircraft and single family homes. Meanwhile, concentration in commercial real estate (CRE) loans continues to weigh on capital ratios, limiting regional banks’ competitiveness in lending and echoing the post-global financial crisis shift that spurred growth in the direct lending market. Additionally, the rise of unsecured consumer lending products, such as personal loans and buy now, pay later offerings, has heightened exposure to consumer credit risk within the ABL sector.
How did the fund perform in this environment?
The portfolio is primarily focused on lending and leasing against hard physical assets as collateral, rather than unsecured consumer loans that are more vulnerable to economic shocks and prone to higher loss rates in default scenarios. Home equity lines of credit (HELOCs) with strong loan-to-value (LTV) ratios provided an added collateral cushion, mitigating potential losses even in periods of economic slowdown. Investments in residential real estate loans was a top driver of fund performance during the period. Recent portfolio activity demonstrates strong performance across aviation investments, expansion in equipment leasing, and new funding initiatives in rail car transactions, all supported by mission-critical, high-value assets. In bank capital relief investments, the portfolio continues to focus on sourcing top-tier credits globally, including asset-backed exposures such as super-prime auto loans, with yield targets adjusted based on tranche thickness and asset credit quality. Consumer loan investments also strongly contributed to the fund’s positive performance. Additionally, with a diversified mix of floating- and fixed-rate loans and hard asset leases that can appreciate as interest rates decline, the portfolio was designed to be less sensitive to interest rate fluctuations than other private credit strategies.
The views expressed in this report are exclusively those of the portfolio management team at Marathon Asset Management LP and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	4

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2025

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (7-11-22)	Since inception (7-11-22)
Class I1	7.87	6.62	23.63
Class D1	6.19	5.94	21.03
Class S1	3.29	4.79	16.73
Index†	4.42	4.65	16.22
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class D shares of 1.5% and on Class S shares of 3.5%. Sales charges are not applicable to Class I shares.
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-6020 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the ICE BofA 0-3 Month U.S. Treasury Bill Index.
See the following page for footnotes.
5	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Marathon Asset-Based Lending Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the ICE BofA 0-3 Month U.S. Treasury Bill Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class D1	7-11-22	12,103	12,285	11,622
Class S1	7-11-22	11,673	12,099	11,622
The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus. Effective August 1, 2025, Class S shares and Class D shares stopped accepting orders from new investors to purchase shares. Existing investors may make subsequent purchases to their existing accounts.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	6

Consolidated Fund’s investments
AS OF 10-31-25
	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities 44.0%				$110,316,460
(Cost $110,195,063)
Asset-backed securities 6.7%				16,918,190
Carnow Auto Receivables Trust
Series 2023-1A, Class D (A)(B)	7.990	02-15-28	2,432,392	2,432,345
Hertz Vehicle Financing III LLC
Series 2025-1A, Class D (A)	7.980	09-25-29	2,000,000	2,007,859
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	3,750,000	3,798,891
Pagaya AI Debt Trust
Series 2023-7, Class D (A)(B)	9.000	07-15-31	3,498,696	3,536,742
Prosper Marketplace Issuance Trust
Series 2024-1A, Class D (A)(B)	10.980	08-15-29	3,000,000	3,094,238
Thor LLC
Series 2024-A, Class C (A)	7.660	08-15-41	2,042,777	2,048,115
Collateralized loan obligations 5.8%				14,500,445
Allegany Park CLO, Ltd.
Series 2019-1A, Class DRR (3 month CME Term SOFR + 2.850%) (A)(C)	6.734	01-20-35	1,000,000	992,665
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	8.932	07-17-37	1,750,000	1,765,810
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1RR (3 month CME Term SOFR + 3.400%) (A)(B)(C)	7.284	10-20-34	1,000,000	992,340
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	7.546	07-18-30	3,730,000	3,732,447
KKR Financial CLO, Ltd.
Series 2013-1A, Class DR2 (3 month CME Term SOFR + 6.250%) (A)(B)(C)	10.155	04-15-29	2,500,000	2,508,603
Rockford Tower CLO, Ltd.
Series 2017-2A, Class DR (3 month CME Term SOFR + 3.112%) (A)(C)	7.016	10-15-29	2,000,000	2,003,972
Trimaran Cavu, Ltd.
Series 2021-3A, Class D (3 month CME Term SOFR + 4.042%) (A)(B)(C)	7.926	01-18-35	2,500,000	2,504,608
Commercial mortgage backed securities 29.4%				73,699,950
ACREC LLC
Series 2023-FL2, Class C (1 month CME Term SOFR + 4.281%) (A)(B)(C)	8.313	02-19-38	2,000,000	2,013,517
7	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
AG Trust
Series 2024-NLP, Class B (1 month CME Term SOFR + 2.764%) (A)(C)	6.796	07-15-41	1,600,000	$1,604,020
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-39	2,000,000	2,049,793
BAMLL Commercial Mortgage Securities Trust
Series 2025-ASHF, Class C (1 month CME Term SOFR + 3.000%) (A)(B)(C)	7.033	02-15-42	3,000,000	3,000,003
BX Trust
Series 2019-IMC, Class D (1 month CME Term SOFR + 1.946%) (A)(B)(C)	5.978	04-15-34	4,000,000	3,920,000
Series 2021-21M, Class C (1 month CME Term SOFR + 1.291%) (A)(B)(C)	5.323	10-15-36	2,800,000	2,793,875
Series 2021-21M, Class H (1 month CME Term SOFR + 4.124%) (A)(C)	8.156	10-15-36	4,200,000	4,160,814
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)(C)	6.740	10-15-36	2,000,000	1,996,875
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(B)(C)	9.318	05-15-38	2,500,000	2,526,214
Series 2024-PALM, Class D (1 month CME Term SOFR + 2.640%) (A)(C)	6.672	06-15-37	3,556,731	3,561,086
Series 2024-SLCT, Class E (1 month CME Term SOFR + 3.391%) (A)(C)	7.423	01-15-42	1,969,000	1,961,017
CLNY Trust
Series 2019-IKPR, Class C (1 month CME Term SOFR + 2.040%) (A)(C)	6.143	11-15-38	1,500,000	1,447,500
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-CBM, Class E (A)(D)	7.927	12-10-41	4,000,000	3,979,876
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	6.921	06-15-41	3,300,000	3,304,122
DBWF Mortgage Trust
Series 2024-LCRS, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	6.672	04-15-37	1,500,000	1,497,656
Series 2024-LCRS, Class D (1 month CME Term SOFR + 3.189%) (A)(C)	7.221	04-15-37	3,000,000	2,998,125
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	8

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
DK Trust
Series 2025-LXP, Class E (1 month CME Term SOFR + 4.688%) (A)(C)	8.720	08-15-37	4,000,000	$4,011,250
FS Rialto Issuer, Ltd.
Series 2021-FL3, Class D (1 month CME Term SOFR + 2.614%) (A)(B)(C)	6.646	11-16-36	2,500,000	2,494,130
Series 2025-FL10, Class AS (1 month CME Term SOFR + 1.593%) (A)(B)(C)	5.624	08-19-42	2,500,000	2,494,444
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	6.966	12-15-36	2,000,000	1,852,109
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	7.671	03-15-39	2,180,000	2,197,713
GSMS Trust
Series 2024-FAIR, Class E (A)(B)(D)	9.147	07-15-29	4,000,000	4,034,024
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2025-BHR5, Class C (1 month CME Term SOFR + 2.542%) (A)(C)	6.575	03-15-40	1,600,000	1,600,500
KIND Commercial Mortgage Trust
Series 2024-1, Class D (1 month CME Term SOFR + 3.438%) (A)(B)(C)	7.470	08-15-41	3,000,000	2,999,998
KKR Real Estate Finance Trust
Series 2021-FL2, Class AS (1 month CME Term SOFR + 1.414%) (A)(C)	5.446	02-15-39	950,000	934,877
KNDR Trust
Series 2021-KIND, Class B (1 month CME Term SOFR + 1.464%) (A)(B)(C)	5.500	08-15-38	1,983,710	1,966,352
KSL Commercial Mortgage Trust
Series 2024-HT2, Class B (1 month CME Term SOFR + 2.042%) (A)(B)(C)	6.074	12-15-39	2,427,268	2,424,234
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	8.221	03-15-36	871,516	850,198
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.252	12-10-34	3,000,000	3,025,628
Residential mortgage backed securities 2.1%				5,197,875
ACHM Trust
Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,057,007	3,174,771
9	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Residential mortgage backed securities (continued)
JP Morgan Mortgage Trust
Series 2025-CES1, Class M1 (A)(B)(D)	6.267	05-25-55	2,000,000	$2,023,104

Value
Special purpose vehicles 17.5%	$43,814,090
(Cost $42,093,591)
Industrials 13.8%	34,711,428
JH Arbor Leasing LLC (E)(F)(G)	8,476,611
JH Finance LeaseCo LLC (E)(F)(G)	5,825,795
JH Liftco LLC (E)(F)(G)	11,871,681
JH Rail LLC (E)(F)(G)	8,537,341
Real estate 0.1%	146,099
JH REO Trust (E)(F)(G)	146,099
Transportation assets 3.6%	8,956,563
MSN 803 Trust (E)(F)(G)	8,956,563

	Rate (%)	Maturity date	Par value^	Value
Residential loans 14.4%				$36,158,105
(Cost $36,478,039)
Home equity and residential mortgage backed securities 4.7%				11,780,005
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	567,739	348,703
Series 2023-HE2, Class XS IO (A)(G)(H)	—	10-25-38	4,715,204	209,827
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	581,262	103,224
Series 2024-HE1, Class XS IO (A)(G)(H)	—	05-25-39	8,092,147	776,846
Series 2024-HE2, Class D PO (A)	5.474	10-25-39	550,513	38,114
Series 2024-HE2, Class XS IO (A)(H)	—	10-25-39	7,864,627	1,042,373
Series 2025-HE1, Class D PO (A)(G)	2.132	03-25-55	1,365,656	470,742
Series 2025-HE1, Class XS IO (A)(G)(H)	—	03-25-55	19,509,378	1,896,312
Series 2025-HE2, Class F (A)(D)	8.656	08-25-55	232,842	234,087
Series 2025-HE2, Class G PO (A)	3.062	08-25-55	114,211	7,170
Series 2025-HE2, Class XS IO (A)(H)	—	08-25-55	7,169,167	600,102
FIGRE Trust
Series 2024-HE5, Class CE PO (A)(H)	—	10-25-54	394,528	1,483,825
LHOME Mortgage Trust
Series 2025-RTL3, Class M1 (A)(D)	6.891	08-25-40	2,000,000	2,009,575
Series 2025-RTL3, Class M2 (A)(D)	8.730	08-25-40	2,550,000	2,559,105
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (G)(I) 9.7%				$24,273,860
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	111,847	90,708
Bank of America, Loan ID - R1D2223768	3.500	04-01-57	71,603	58,070
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	190,895	154,816
Bank of America, Loan ID - R1D320115934	12.000	09-25-27	1,805	1,367
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	3,571	2,703
Bank of America, Loan ID - R1D321106165 (J)	10.500	03-01-37	3,168	2,399
Bank of America, Loan ID - R1D321285469 (K)	0.000	06-01-24	9,160	6,934
Bank of America, Loan ID - R1D321458571 (L)	5.625	05-01-26	11,396	8,627
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	3,845	2,911
Bank of America, Loan ID - R1D321672554 (L)	4.250	02-01-24	68,643	51,962
Bank of America, Loan ID - R1D321680064 (J)	8.625	01-01-28	4,038	3,057
Bank of America, Loan ID - R1D321772642 (K)	12.875	07-01-24	4,414	3,342
Bank of America, Loan ID - R1D321802346 (J)	10.500	07-01-42	2,855	2,161
Bank of America, Loan ID - R1D323613087 (J)	0.000	10-01-31	7,492	5,671
Bank of America, Loan ID - R1D326967519	8.750	02-01-30	12,506	9,467
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,477	7,931
Bank of America, Loan ID - R1D331351411 (J)	8.000	11-01-37	14,277	10,808
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	20,593	15,589
Bank of America, Loan ID - R1D333118907	8.625	11-01-28	6,227	4,714
Bank of America, Loan ID - R1D334715743 (L)	6.500	12-01-36	20,812	15,754
Bank of America, Loan ID - R1D338003284	11.125	09-01-41	14,021	10,614
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	9,116	6,901
Bank of America, Loan ID - R1D341275604 (K)	11.750	09-01-24	1,548	1,172
Bank of America, Loan ID - R1D345587535 (L)	9.875	11-01-36	27,471	20,795
Bank of America, Loan ID - R1D345744745	10.125	08-01-33	3,969	3,005
11	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D347751887 (J)	8.250	11-25-28	15,356	$11,624
Bank of America, Loan ID - R1D348255384	12.625	06-01-35	4,006	3,032
Bank of America, Loan ID - R1D362185211 (L)	8.250	05-25-29	51,849	39,249
Bank of America, Loan ID - R1D362733412 (J)	10.500	08-01-27	5,061	3,831
Bank of America, Loan ID - R1D363420996	11.000	05-25-29	8,689	6,577
Bank of America, Loan ID - R1D363873763	2.000	08-01-29	36,351	27,518
Bank of America, Loan ID - R1D36749564 (J)	11.500	06-01-35	18	14
Bank of America, Loan ID - R1D368227582 (L)	5.875	12-01-28	21,913	16,588
Bank of America, Loan ID - R1D377116667 (L)	12.125	08-01-24	9,988	7,561
Bank of America, Loan ID - R1D382472688 (L)	6.500	11-01-28	100,524	76,097
Bank of America, Loan ID - R1D4135626031 (J)	9.500	10-11-35	53,553	39,859
Bank of America, Loan ID - R1D4142880321 (J)	4.125	06-15-36	57,047	42,460
Bank of America, Loan ID - R1D4176255967	9.125	07-25-32	15,678	11,669
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	147,427	109,730
Bank of America, Loan ID - R1D4875758189 (J)	2.740	03-29-33	443,981	330,455
Bank of America, Loan ID - R1D4875958325	8.440	12-01-31	12,621	9,394
Bank of America, Loan ID - R1D4875960106 (L)	8.090	04-15-32	31,092	23,142
Bank of America, Loan ID - R1D4875973630 (L)	8.090	03-01-31	22,201	16,524
Bank of America, Loan ID - R1D4876049582 (J)	8.240	07-18-32	5,168	3,847
Bank of America, Loan ID - R1D4876317082 (L)	7.490	07-29-30	59,371	44,190
Bank of America, Loan ID - R1D4876762155 (J)	7.740	01-16-36	57,703	42,948
Bank of America, Loan ID - R1D4876763347 (L)	4.375	01-03-54	346,093	257,597
Bank of America, Loan ID - R1D4876771641 (L)	2.740	06-01-35	137,964	102,686
Bank of America, Loan ID - R1D4876787441	3.000	09-01-54	324,944	241,856
Bank of America, Loan ID - R1D4877096402 (L)	9.240	05-01-35	30,803	22,926
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D4877182962 (L)	5.059	11-12-31	48,719	$36,261
Bank of America, Loan ID - R1D4877521188 (J)	6.190	02-09-32	10,194	7,587
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	63,332	54,294
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	4,664	3,999
Bank of America, Loan ID - R1D667955965	11.375	10-25-29	7,406	6,349
Bank of America, Loan ID - R1D67442686	12.750	10-25-29	5,366	4,600
Bank of America, Loan ID - R1D676546412	5.250	10-25-29	55,703	47,754
Bank of America, Loan ID - R1D677588112 (L)	12.500	08-25-29	15,315	13,130
Bank of America, Loan ID - R1D681784389 (L)	3.875	09-25-29	379,955	325,735
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	22,653	19,421
Bank of America, Loan ID - R1D682449041 (L)	11.500	10-25-29	12,482	10,701
Bank of America, Loan ID - R1D682585998 (L)	11.500	10-25-29	317	272
Bank of America, Loan ID - R1D683170000 (L)	6.750	10-25-29	17,414	14,929
Bank of America, Loan ID - R1D684180712	9.750	10-25-29	4,762	4,082
Bank of America, Loan ID - R1D684517492 (L)	5.625	10-25-29	32,592	27,941
Bank of America, Loan ID - R1D684953503	8.500	11-25-29	14,776	12,668
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	4,054	3,475
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	7,084	6,073
Bank of America, Loan ID - R1D686170042 (L)	9.125	11-25-29	144,976	124,288
Bank of America, Loan ID - R1D686179719	9.750	11-25-29	6,045	5,182
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	4,686	4,018
Bank of America, Loan ID - R1D686392408 (L)	6.250	11-25-29	82,692	70,892
Bank of America, Loan ID - R1D686481633 (L)	12.000	11-25-29	15,079	12,927
Capital Asset Management, Loan ID - R1D1153882	3.900	09-01-47	67,362	44,439
Capital Asset Management, Loan ID - R1D1183348 (L)	4.000	05-01-48	39,375	25,976
13	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1184084 (L)	2.000	02-01-49	45,423	$29,966
Capital Asset Management, Loan ID - R1D1184204 (J)	12.375	12-01-36	63,000	41,561
Capital Asset Management, Loan ID - R1D1184992 (L)	4.000	11-10-43	32,187	21,234
Capital Asset Management, Loan ID - R1D1214825 (L)	10.250	02-01-37	106,746	70,420
Capital Asset Management, Loan ID - R1D1216036 (J)	10.000	03-19-62	47,097	31,070
Capital Asset Management, Loan ID - R1D1233673 (J)	11.000	02-15-27	7,842	5,173
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	18,743	12,365
Capital Asset Management, Loan ID - R1D1251042 (L)	6.000	07-05-41	41,021	27,061
Capital Asset Management, Loan ID - R1D1270777 (J)	4.000	03-01-34	61,396	40,503
Capital Asset Management, Loan ID - R1D1271156 (J)	4.875	02-01-40	37,848	24,968
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	15,205	10,031
Capital Asset Management, Loan ID - R1D1285038 (J)	7.750	11-01-37	96,731	63,814
Capital Asset Management, Loan ID - R1D1314469 (J)	5.000	08-22-31	1,351	891
Capital Asset Management, Loan ID - R1D1314775	4.000	10-28-37	20,429	13,477
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	32,754	21,608
Capital Asset Management, Loan ID - R1D1317596 (J)	6.000	07-02-34	10,474	6,909
Capital Asset Management, Loan ID - R1D1317738	3.000	06-01-58	74,624	49,229
Capital Asset Management, Loan ID - R1D1320040 (J)	0.000	01-12-28	2,369	1,563
Capital Asset Management, Loan ID - R1D1330504 (L)	0.000	09-15-31	1,785	1,177
Capital Asset Management, Loan ID - R1D1331024 (L)	12.389	01-15-23	14,346	9,464
Capital Asset Management, Loan ID - R1D1331435 (L)	13.930	04-04-24	21,507	14,188
Capital Asset Management, Loan ID - R1D1331710 (L)	0.000	11-01-35	24,840	16,387
Capital Asset Management, Loan ID - R1D1332368 (L)	0.000	06-01-26	9,628	6,351
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	11,498	7,585
Capital Asset Management, Loan ID - R1D1333871	14.128	04-13-47	18,357	12,110
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	14

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	26,887	$17,737
Capital Asset Management, Loan ID - R1D1333990 (L)	0.000	12-01-35	62,408	41,171
Capital Asset Management, Loan ID - R1D1346507	0.000	03-01-36	33,322	21,982
Capital Asset Management, Loan ID - R1D1373336 (L)	4.250	07-01-22	731	482
Capital Asset Management, Loan ID - R1D1373352	10.720	12-01-28	9,526	6,284
Capital Asset Management, Loan ID - R1D1373527 (J)	5.000	10-01-24	5,126	3,382
Capital Asset Management, Loan ID - R1D1374601	9.996	06-01-28	9,275	6,118
Capital Asset Management, Loan ID - R1D1376601 (L)	5.250	08-01-21	2,526	1,666
Capital Asset Management, Loan ID - R1D1377871 (L)	14.600	10-01-21	3,780	2,494
Capital Asset Management, Loan ID - R1D1377909 (L)	14.069	04-01-22	2,667	1,759
Capital Asset Management, Loan ID - R1D1379505 (L)	5.250	06-01-21	217	143
Capital Asset Management, Loan ID - R1D1382459 (L)	11.290	09-01-24	8,526	5,625
Capital Asset Management, Loan ID - R1D1382688	10.480	10-01-28	2,958	1,951
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	6,813	4,495
Capital Asset Management, Loan ID - R1D1383904 (L)	14.447	04-01-26	4,305	2,840
Capital Asset Management, Loan ID - R1D1384406 (L)	14.148	07-01-23	9,112	6,011
Capital Asset Management, Loan ID - R1D1384420 (L)	14.350	02-01-24	16,772	11,065
Capital Asset Management, Loan ID - R1D1386024	8.688	05-01-28	5,606	3,698
Capital Asset Management, Loan ID - R1D1386378 (J)	14.140	08-01-25	933	615
Capital Asset Management, Loan ID - R1D1386680 (J)	11.000	02-19-34	11,796	7,782
Capital Asset Management, Loan ID - R1D1387610 (L)	13.656	09-23-32	13,567	8,950
Capital Asset Management, Loan ID - R1D1388781 (L)	14.660	12-20-35	13,649	9,004
Capital Asset Management, Loan ID - R1D138888 (L)	3.000	05-01-57	25,694	16,950
Capital Asset Management, Loan ID - R1D1388909 (L)	5.250	10-01-21	7,407	4,886
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	13,399	8,839
15	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1390047 (J)	14.347	05-05-25	5,265	$3,473
Capital Asset Management, Loan ID - R1D1390407 (L)	6.000	01-01-21	88	58
Capital Asset Management, Loan ID - R1D1391149 (L)	14.280	03-01-20	848	559
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	9,338	6,160
Capital Asset Management, Loan ID - R1D1391842	13.970	06-28-35	13,578	8,957
Capital Asset Management, Loan ID - R1D1392485 (L)	8.304	02-01-22	5,153	3,399
Capital Asset Management, Loan ID - R1D1392795 (J)	5.000	11-01-21	5,716	3,771
Capital Asset Management, Loan ID - R1D1393130 (L)	4.000	02-01-29	3,386	2,234
Capital Asset Management, Loan ID - R1D1394267 (L)	4.500	10-01-22	2,876	1,897
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	9,805	6,468
Capital Asset Management, Loan ID - R1D1395006 (J)	13.690	02-28-30	8,083	5,332
Capital Asset Management, Loan ID - R1D1395613 (J)	14.810	02-01-23	14,939	9,856
Capital Asset Management, Loan ID - R1D1399385 (L)	5.250	10-22-21	65	43
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,036	15,857
Capital Asset Management, Loan ID - R1D1404613 (L)	10.000	04-01-25	4,672	3,082
Capital Asset Management, Loan ID - R1D1405485	8.000	02-01-32	36,815	24,287
Capital Asset Management, Loan ID - R1D1406329 (L)	7.000	04-01-35	77,224	50,945
Capital Asset Management, Loan ID - R1D1410621 (J)	10.000	11-30-37	169,739	111,977
Capital Asset Management, Loan ID - R1D1493873 (L)	6.750	08-20-29	96,719	63,806
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	23,708	15,640
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	355,120	234,273
Capital Asset Management, Loan ID - R1D1582190	2.000	06-01-28	7,789	5,138
Capital Asset Management, Loan ID - R1D1582271 (L)	7.000	10-01-28	18,747	12,368
Capital Asset Management, Loan ID - R1D1582428 (J)	3.000	01-01-43	72,216	47,641
Capital Asset Management, Loan ID - R1D1582848 (L)	13.990	05-24-32	11,335	7,478
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	16

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1583331 (L)	4.000	06-01-27	11,483	$7,575
Capital Asset Management, Loan ID - R1D1584709	2.000	02-01-31	7,824	5,162
Capital Asset Management, Loan ID - R1D1584745	4.000	12-01-36	21,564	14,226
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	19,405	12,801
Capital Asset Management, Loan ID - R1D1585078 (J)	12.250	04-01-24	3,891	2,567
CTF Asset Management, Loan ID - R1D861192126	7.500	01-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D861221792	7.500	01-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D861388112	8.000	01-01-52	51,500	44,990
CTF Asset Management, Loan ID - R1D861527735	7.500	03-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D862116231	7.500	03-01-52	186,001	162,490
CTF Asset Management, Loan ID - R1D862166335	8.000	03-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D862302948	8.000	04-01-52	48,867	42,690
CTF Asset Management, Loan ID - R1D862332325	7.500	04-01-52	500,000	436,800
CTF Asset Management, Loan ID - R1D862389291	8.500	04-01-52	300,000	262,080
CTF Asset Management, Loan ID - R1D862389994	8.000	04-01-52	52,500	45,864
CTF Asset Management, Loan ID - R1D862399514	7.500	04-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D862440813	8.500	05-01-52	92,000	80,371
CTF Asset Management, Loan ID - R1D862465398	9.000	05-01-52	27,000	23,587
CTF Asset Management, Loan ID - R1D862505037	9.000	05-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D862525928	8.500	05-01-52	115,000	100,464
CTF Asset Management, Loan ID - R1D862525936	9.500	05-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D862651740	9.000	06-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D862651831	9.000	06-01-52	69,403	60,631
CTF Asset Management, Loan ID - R1D862687082	9.500	06-01-52	48,842	42,668
CTF Asset Management, Loan ID - R1D862731658	8.500	06-01-52	59,500	51,979
17	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D862732045	8.500	06-01-52	50,000	$43,680
CTF Asset Management, Loan ID - R1D862739529	8.500	06-01-52	8,340	7,286
CTF Asset Management, Loan ID - R1D862750401	8.500	06-01-52	72,500	63,336
CTF Asset Management, Loan ID - R1D862750500	8.500	06-01-52	477,000	416,707
CTF Asset Management, Loan ID - R1D862750765	8.500	06-01-52	86,300	75,392
CTF Asset Management, Loan ID - R1D862799119	9.000	07-01-52	49,425	43,178
CTF Asset Management, Loan ID - R1D862829270	8.500	07-01-52	49,193	42,975
CTF Asset Management, Loan ID - R1D862849351	9.000	07-01-52	151,198	132,087
CTF Asset Management, Loan ID - R1D862876396	8.500	07-01-52	60,500	52,853
CTF Asset Management, Loan ID - R1D862922356	8.500	07-01-52	24,596	21,487
CTF Asset Management, Loan ID - R1D865490872	8.500	07-01-52	141,000	123,178
CTF Asset Management, Loan ID - R1D865490948	10.250	08-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D865490955	10.250	08-01-52	572,500	500,136
CTF Asset Management, Loan ID - R1D865490971	10.000	08-01-52	54,743	47,824
CTF Asset Management, Loan ID - R1D865490997	10.250	08-01-52	52,425	45,798
CTF Asset Management, Loan ID - R1D865491029	10.250	08-01-52	14,031	12,258
CTF Asset Management, Loan ID - R1D865491052	10.000	09-01-52	101,000	88,234
CTF Asset Management, Loan ID - R1D865491078	10.250	08-01-52	20,000	17,472
CTF Asset Management, Loan ID - R1D865491102	10.000	09-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D865491128	10.250	09-01-52	6,809	5,948
CTF Asset Management, Loan ID - R1D865491136	10.000	09-01-52	58,119	50,773
CTF Asset Management, Loan ID - R1D865491185	10.250	10-01-52	50,000	43,680
CTF Asset Management, Loan ID - R1D865491219	10.250	10-01-52	225,000	196,560
CTF Asset Management, Loan ID - R1D89160038038 (L)	12.200	12-01-36	67,642	59,092
CTF Asset Management, Loan ID - R1D891600380381 (L)	0.000	08-01-28	258	225
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	18

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160044688	4.750	04-01-64	192,030	$167,757
CTF Asset Management, Loan ID - R1D89160044690	0.000	07-01-37	12,456	10,882
CTF Asset Management, Loan ID - R1D89160044748	11.700	05-01-39	14,944	13,055
CTF Asset Management, Loan ID - R1D89160045474	8.000	06-01-53	22,056	19,268
CTF Asset Management, Loan ID - R1D89160045528	6.000	07-01-29	32,905	28,746
CTF Asset Management, Loan ID - R1D89160046378	7.000	09-01-63	74,818	65,361
CTF Asset Management, Loan ID - R1D89160058918	5.250	11-01-52	88,297	77,136
CTF Asset Management, Loan ID - R1D89160058998	9.000	12-01-42	33,232	29,031
CTF Asset Management, Loan ID - R1D89160059480	6.000	11-01-51	192,988	168,594
CTF Asset Management, Loan ID - R1D89160059548	9.000	06-01-42	42,234	36,896
CTF Asset Management, Loan ID - R1D89160061974	9.000	03-01-43	74,971	65,494
CTF Asset Management, Loan ID - R1D89160061988	9.000	05-01-42	46,849	40,927
CTF Asset Management, Loan ID - R1D89160062096	7.000	09-01-52	118,790	103,775
CTF Asset Management, Loan ID - R1D89160062110	8.000	10-01-41	52,148	45,556
CTF Asset Management, Loan ID - R1D89160062114	4.250	06-15-51	86,374	75,456
CTF Asset Management, Loan ID - R1D89160062136	8.000	07-01-51	125,943	110,024
CTF Asset Management, Loan ID - R1D89160067642	8.000	06-01-52	74,720	65,275
CTF Asset Management, Loan ID - R1D89160069322	7.500	07-15-52	123,011	107,463
CTF Asset Management, Loan ID - R1D89160070252 (L)	9.375	06-01-37	55,609	48,580
CTF Asset Management, Loan ID - R1D89160070254	9.250	09-20-31	60,998	53,288
CTF Asset Management, Loan ID - R1D89160070258	6.000	05-01-42	40,694	35,550
CTF Asset Management, Loan ID - R1D89160070304	12.000	09-01-62	22,521	19,674
CTF Asset Management, Loan ID - R1D89160074370	6.750	07-01-36	43,083	37,637
CTF Asset Management, Loan ID - R1D89160075026	8.000	05-20-49	74,482	65,067
CTF Asset Management, Loan ID - R1D89160076994	7.250	11-01-60	153,023	133,681
19	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160080328	6.000	12-20-33	300,013	$262,092
CTF Asset Management, Loan ID - R1D89160080998	5.750	03-20-37	80,191	70,055
CTF Asset Management, Loan ID - R1D89160082270	7.115	08-01-37	63,764	55,705
CTF Asset Management, Loan ID - R1D89160082820	7.989	10-01-42	104,523	91,311
CTF Asset Management, Loan ID - R1D89160082824	7.874	11-01-52	42,851	37,434
CTF Asset Management, Loan ID - R1D89160083650	5.890	01-01-28	61,000	53,290
CTF Asset Management, Loan ID - R1D89160083652 (K)	5.184	10-01-25	231,500	202,238
CTF Asset Management, Loan ID - R1D89160083654	6.000	09-01-27	159,895	139,684
CTF Asset Management, Loan ID - R1D89160083656	5.800	04-25-53	82,444	72,023
CTF Asset Management, Loan ID - R1D89160083658	5.500	03-01-28	124,187	108,490
CTF Asset Management, Loan ID - R1D89160083660	6.120	02-01-28	147,488	128,845
CTF Asset Management, Loan ID - R1D89160083666	9.250	06-01-26	47,158	41,197
CTF Asset Management, Loan ID - R1D89160083668	8.500	07-01-42	37,229	32,524
CTF Asset Management, Loan ID - R1D89160083676	6.000	08-01-27	106,891	93,380
CTF Asset Management, Loan ID - R1D89160083678	5.000	07-01-27	39,006	34,075
CTF Asset Management, Loan ID - R1D89160083682	5.875	04-01-53	131,187	114,605
CTF Asset Management, Loan ID - R1D89160083702	5.250	07-01-26	150,300	131,302
CTF Asset Management, Loan ID - R1D89160083706	9.500	10-01-35	49,047	42,847
CTF Asset Management, Loan ID - R1D89160084244	14.999	01-01-53	29,387	25,672
CTF Asset Management, Loan ID - R1D89160085000	11.250	11-01-43	72,963	63,740
CTF Asset Management, Loan ID - R1D89160086154	8.990	09-01-38	72,598	63,421
CTF Asset Management, Loan ID - R1D89160086156	8.990	09-01-38	67,248	58,748
CTF Asset Management, Loan ID - R1D89160086190	5.000	06-01-50	77,527	67,727
CTF Asset Management, Loan ID - R1D89160086660	11.699	12-01-52	47,056	41,108
CTF Asset Management, Loan ID - R1D89160086670	11.549	12-01-53	58,710	51,289
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	20

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
CTF Asset Management, Loan ID - R1D89160087568	10.000	05-01-36	126,469	$110,483
CTF Asset Management, Loan ID - R1D89992031886	9.500	06-01-30	11,794	10,304
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	47,051	23,168
PPR Capital Management, Loan ID - R1D51403030022 (L)	9.125	09-01-25	153,406	75,537
PPR Capital Management, Loan ID - R1D51403030279 (L)	5.100	10-01-36	58,608	28,858
PPR Capital Management, Loan ID - R1D51403030352	9.150	11-01-35	90,128	44,379
PPR Capital Management, Loan ID - R1D51403030948 (L)	9.900	05-22-38	22,967	11,309
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	6,904	3,400
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	68,206	33,585
PPR Capital Management, Loan ID - R1D51506010444	9.500	01-01-52	51,454	25,336
PPR Capital Management, Loan ID - R1D51506010469	9.750	09-01-36	23,449	11,546
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	2,101
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	20,587	10,137
PPR Capital Management, Loan ID - R1D51611010043 (L)	9.990	01-01-21	9,529	4,692
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	20,722	10,203
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,191	8,957
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	69,462	34,203
PPR Capital Management, Loan ID - R1D51812030096	13.500	07-01-36	25,922	12,764
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	117,370	57,793
PPR Capital Management, Loan ID - R1D51903040003 (L)	5.000	01-01-30	14,403	7,092
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	75,935	37,390
PPR Capital Management, Loan ID - R1D51903040208 (L)	8.990	02-01-22	81,917	40,336
PPR Capital Management, Loan ID - R1D51904010040 (L)	6.250	09-01-51	123,424	60,774
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	213,621	105,187
PPR Capital Management, Loan ID - R1D52007020001 (L)	8.500	04-01-38	20,078	9,887
21	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D52110130001 (L)	7.500	05-18-42	97,933	$48,222
Shelving Rock, Loan ID - R1D71005316541	7.000	06-01-31	14,993	12,663
Shelving Rock, Loan ID - R1D71005330611	5.750	08-25-26	23,191	19,587
Shelving Rock, Loan ID - R1D71005332444	6.000	10-01-31	26,743	22,587
Shelving Rock, Loan ID - R1D71005349123	7.000	10-01-31	11,648	9,838
Shelving Rock, Loan ID - R1D71006123597	6.125	11-01-26	163,349	137,965
Shelving Rock, Loan ID - R1D7110507803	8.875	03-01-27	18,895	15,958
Shelving Rock, Loan ID - R1D7111713993	6.000	12-01-26	32,001	27,028
Shelving Rock, Loan ID - R1D7120449362	8.375	03-15-31	13,764	11,625
Shelving Rock, Loan ID - R1D7131263557	10.625	03-01-27	98,451	83,151
Shelving Rock, Loan ID - R1D7132056137	5.500	10-01-26	113,851	96,159
Shelving Rock, Loan ID - R1D7138556254	7.000	10-01-28	48,327	40,817
Shelving Rock, Loan ID - R1D714141816	6.500	08-01-36	314,979	266,031
Shelving Rock, Loan ID - R1D7146417973	5.000	11-15-26	46,665	39,413
Shelving Rock, Loan ID - R1D7146861634	10.250	11-13-31	50,100	42,314
Shelving Rock, Loan ID - R1D7147658590	10.525	01-01-27	296,139	250,119
Shelving Rock, Loan ID - R1D7147758371	7.900	05-10-41	4,654	3,931
Shelving Rock, Loan ID - R1D7149559183	4.750	03-31-43	49,681	41,960
Shelving Rock, Loan ID - R1D7149677942	6.000	07-01-26	98,697	83,359
Shelving Rock, Loan ID - R1D7150056432	7.000	08-01-28	108,868	91,950
Shelving Rock, Loan ID - R1D715011	7.000	02-01-37	144,168	121,764
Shelving Rock, Loan ID - R1D7150554252	7.375	05-01-27	61,861	52,248
Shelving Rock, Loan ID - R1D715103820	5.000	12-01-41	50,889	42,981
Shelving Rock, Loan ID - R1D7151117895 (L)	9.125	12-01-31	84,568	71,426
Shelving Rock, Loan ID - R1D7151175171	6.000	06-01-38	20,720	17,500
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	22

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7152139837	7.750	10-01-29	164,473	$138,914
Shelving Rock, Loan ID - R1D7152394494	10.250	11-01-31	61,951	52,324
Shelving Rock, Loan ID - R1D7152875318	6.500	01-01-27	69,152	58,406
Shelving Rock, Loan ID - R1D7153125943 (L)	7.375	05-01-25	44,194	37,326
Shelving Rock, Loan ID - R1D7153215845	10.875	04-01-29	36,986	31,239
Shelving Rock, Loan ID - R1D7153283112	10.750	10-01-27	32,851	27,746
Shelving Rock, Loan ID - R1D7153331975	8.750	02-01-27	57,885	48,890
Shelving Rock, Loan ID - R1D7153681515	5.000	04-01-28	68,542	57,890
Shelving Rock, Loan ID - R1D7154664695	8.750	04-01-37	45,282	38,245
Shelving Rock, Loan ID - R1D7154844109	10.375	02-01-27	170,080	143,650
Shelving Rock, Loan ID - R1D7155064828	2.000	01-01-32	11,389	9,620
Shelving Rock, Loan ID - R1D7155104113 (L)	5.500	02-01-25	77,406	65,378
Shelving Rock, Loan ID - R1D7155528458	9.500	01-01-32	27,608	23,318
Shelving Rock, Loan ID - R1D7156105663	8.250	01-01-29	43,941	37,113
Shelving Rock, Loan ID - R1D7156530174	7.250	04-01-28	88,935	75,114
Shelving Rock, Loan ID - R1D7157215669	6.500	02-29-44	7,504	6,338
Shelving Rock, Loan ID - R1D7157308823	8.000	03-01-29	75,081	63,413
Shelving Rock, Loan ID - R1D7158076955	11.250	03-01-32	139,147	117,523
Shelving Rock, Loan ID - R1D7158284666	8.250	03-31-28	50,258	42,448
Shelving Rock, Loan ID - R1D7159142975	8.875	05-01-37	25,912	21,886
Shelving Rock, Loan ID - R1D7190028	5.000	01-01-35	163,214	137,850
Shelving Rock, Loan ID - R1D728102939	7.250	04-01-26	71,065	60,022
Shelving Rock, Loan ID - R1D7358309	6.375	08-01-43	73,523	62,098
Shelving Rock, Loan ID - R1D7358890 (L)	7.500	12-01-29	190,224	160,663
Shelving Rock, Loan ID - R1D7371699	4.000	05-01-32	152,385	128,704
23	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7372448	9.000	05-01-37	244,913	$206,853
Shelving Rock, Loan ID - R1D7379247	7.000	10-01-29	64,078	54,120
Shelving Rock, Loan ID - R1D7403476	7.750	10-01-35	19,307	16,306
Shelving Rock, Loan ID - R1D7501299	10.125	04-01-26	35,612	30,078
Shelving Rock, Loan ID - R1D7501374	9.500	10-01-26	44,502	37,586
Shelving Rock, Loan ID - R1D7612362392 (L)	7.325	08-01-25	75,201	63,515
Shelving Rock, Loan ID - R1D7612363572	10.000	08-01-36	11,262	9,512
Shelving Rock, Loan ID - R1D7612563619	5.000	12-01-25	35,394	29,894
Shelving Rock, Loan ID - R1D7612687814 (L)	7.625	05-01-27	92,988	78,538
Shelving Rock, Loan ID - R1D7612782771	12.250	09-01-28	6,591	5,567
Shelving Rock, Loan ID - R1D7612791616	6.490	12-01-36	136,354	115,165
Shelving Rock, Loan ID - R1D7612795344	6.250	11-01-27	53,865	45,494
Shelving Rock, Loan ID - R1D7612815027	8.312	01-01-37	53,727	45,378
Shelving Rock, Loan ID - R1D7612822130	7.000	02-01-28	42,449	35,853
Shelving Rock, Loan ID - R1D7612838599	7.000	05-01-26	77,400	65,372
Shelving Rock, Loan ID - R1D7612845552	6.000	12-01-26	54,645	46,153
Shelving Rock, Loan ID - R1D7612870923	9.625	06-01-33	33,804	28,551
Shelving Rock, Loan ID - R1D7612900092 (L)	9.625	08-01-25	14,263	12,046
Shelving Rock, Loan ID - R1D7612916767 (K)	5.500	12-01-24	142,802	120,611
Shelving Rock, Loan ID - R1D7612930362	6.750	12-01-28	95,280	80,473
Shelving Rock, Loan ID - R1D7612930867	6.000	03-01-29	98,392	83,102
Shelving Rock, Loan ID - R1D7612934083	6.000	12-01-31	36,976	31,230
Shelving Rock, Loan ID - R1D7612935650	8.375	01-01-29	88,475	74,726
Shelving Rock, Loan ID - R1D7612946632	8.000	04-01-26	97,148	82,051
Shelving Rock, Loan ID - R1D7612968586 (L)	5.000	05-01-25	68,107	57,524
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	24

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7612982157	9.125	12-01-31	17,058	$14,407
Shelving Rock, Loan ID - R1D7612984567	5.375	01-01-32	67,356	56,889
Shelving Rock, Loan ID - R1D7612987016 (L)	8.750	07-01-25	71,694	60,553
Shelving Rock, Loan ID - R1D7612987701	5.250	01-01-32	37,132	31,361
Shelving Rock, Loan ID - R1D7612987966	6.250	08-01-26	55,008	46,460
Shelving Rock, Loan ID - R1D7612994574	7.875	12-01-31	45,311	38,270
Shelving Rock, Loan ID - R1D7613006691	7.500	05-01-27	59,472	50,230
Shelving Rock, Loan ID - R1D7613024009	7.500	01-01-32	56,069	47,356
Shelving Rock, Loan ID - R1D7613033455	8.375	09-01-26	42,185	35,629
Shelving Rock, Loan ID - R1D7613048636	8.000	06-01-30	38,320	32,365
Shelving Rock, Loan ID - R1D7613050301	8.000	04-01-29	21,542	18,194
Shelving Rock, Loan ID - R1D7613070523	6.000	02-01-30	71,178	60,117
Shelving Rock, Loan ID - R1D7613081298	8.375	01-01-28	41,546	35,090
Shelving Rock, Loan ID - R1D7613115377	9.125	03-01-32	5,863	4,952
Shelving Rock, Loan ID - R1D7613121615	7.000	09-01-29	173,336	146,399
Shelving Rock, Loan ID - R1D7613166206 (L)	8.000	08-01-25	19,692	16,632
Shelving Rock, Loan ID - R1D7613170885 (L)	7.000	04-01-25	55,924	47,233
Shelving Rock, Loan ID - R1D7613171974	9.250	04-01-37	41,550	35,093
Shelving Rock, Loan ID - R1D7613181106	8.000	05-01-37	9,412	7,950
Shelving Rock, Loan ID - R1D7613184407	8.625	03-01-35	24,775	20,925
Shelving Rock, Loan ID - R1D7613190008 (L)	8.500	05-01-25	75,279	63,580
Shelving Rock, Loan ID - R1D7613190438	5.000	01-01-27	109,976	92,886
Shelving Rock, Loan ID - R1D7613192491	5.000	03-01-29	45,057	38,055
Shelving Rock, Loan ID - R1D7613201664	5.000	04-01-32	48,172	40,686
Shelving Rock, Loan ID - R1D7613204593	6.000	02-01-27	113,017	95,454
25	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D7614380152	7.500	06-01-27	125,685	$106,154
Shelving Rock, Loan ID - R1D7616147567	11.900	05-01-29	65,429	55,261
Shelving Rock, Loan ID - R1D7618434583	9.000	02-01-30	75,568	63,825
Shelving Rock, Loan ID - R1D7618446017	9.375	12-01-31	15,506	13,096
Shelving Rock, Loan ID - R1D7618446488	5.000	12-01-28	108,993	92,055
Shelving Rock, Loan ID - R1D7618452353	9.875	03-01-27	39,011	32,949
Shelving Rock, Loan ID - R1D76865188 (L)	11.725	05-01-25	60,887	51,426
Shelving Rock, Loan ID - R1D772832781	6.750	04-01-28	15,955	13,476
Shelving Rock, Loan ID - R1D789786346	7.750	01-01-29	161,654	136,533
Shelving Rock, Loan ID - R1D789806906	5.000	08-01-32	197,028	166,409
Shelving Rock, Loan ID - R1D789909929	7.375	12-01-27	57,320	48,412
Shelving Rock, Loan ID - R1D789914746	8.000	12-01-27	31,051	26,226
Shelving Rock, Loan ID - R1D789919476 (L)	6.000	09-01-25	83,157	70,234
Shelving Rock, Loan ID - R1D789919657 (L)	7.000	02-01-27	232,226	196,138
Shelving Rock, Loan ID - R1D789931830	8.000	02-01-32	63,559	53,682
Shelving Rock, Loan ID - R1D789987287	8.125	03-01-37	34,476	29,118
Shelving Rock, Loan ID - R1D789996254	8.000	05-01-29	65,437	55,268
Shelving Rock, Loan ID - R1D789997444	10.325	09-01-26	51,066	43,130
Shelving Rock, Loan ID - R1D91004717785	6.000	05-01-29	139,723	106,259
Shelving Rock, Loan ID - R1D91004729618 (L)	4.500	01-01-37	21,652	16,466
Shelving Rock, Loan ID - R1D91004736151	3.500	12-01-36	87,373	66,447
Shelving Rock, Loan ID - R1D91005327572	7.000	09-01-29	95,853	72,896
Shelving Rock, Loan ID - R1D91005337038	6.500	11-01-29	126,902	96,509
Shelving Rock, Loan ID - R1D91084131	6.500	03-01-26	50,190	38,169
Shelving Rock, Loan ID - R1D912791 (L)	9.375	12-01-27	71,854	54,645
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	26

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9131159016	9.990	12-01-26	79,504	$60,462
Shelving Rock, Loan ID - R1D9131945755	12.125	04-01-29	48,378	36,792
Shelving Rock, Loan ID - R1D9141942568	7.000	01-01-28	80,182	60,978
Shelving Rock, Loan ID - R1D9142583663	0.000	01-01-50	45,263	34,423
Shelving Rock, Loan ID - R1D9146661473	7.000	12-01-36	87,088	66,230
Shelving Rock, Loan ID - R1D9146948925	5.000	10-01-27	196,729	149,612
Shelving Rock, Loan ID - R1D9147577076	7.990	04-01-26	74,510	56,665
Shelving Rock, Loan ID - R1D9148123833 (L)	10.400	08-01-25	50,787	38,624
Shelving Rock, Loan ID - R1D9148506475	2.000	02-01-42	66,864	50,850
Shelving Rock, Loan ID - R1D9148600650	8.500	02-01-42	41,875	31,846
Shelving Rock, Loan ID - R1D9150222640	9.250	08-01-29	65,205	49,589
Shelving Rock, Loan ID - R1D9155752270	7.125	07-01-28	83,028	63,143
Shelving Rock, Loan ID - R1D9155934430	9.375	04-01-30	40,900	31,104
Shelving Rock, Loan ID - R1D9156031844 (L)	0.000	02-01-32	37,601	28,596
Shelving Rock, Loan ID - R1D9157715050	6.000	03-01-42	23,929	18,198
Shelving Rock, Loan ID - R1D9158148327 (L)	8.375	08-01-28	57,428	43,674
Shelving Rock, Loan ID - R1D9158148855	7.000	04-01-29	129,604	98,564
Shelving Rock, Loan ID - R1D9158767452 (L)	9.000	04-01-37	68,069	51,767
Shelving Rock, Loan ID - R1D9158789377	9.250	03-01-29	33,734	25,655
Shelving Rock, Loan ID - R1D9158991614	0.000	06-01-41	54,439	41,401
Shelving Rock, Loan ID - R1D9200612828	7.500	03-01-29	96,122	73,101
Shelving Rock, Loan ID - R1D9241924992	10.610	09-01-27	73,142	55,624
Shelving Rock, Loan ID - R1D9249324178	6.000	08-01-36	54,212	41,228
Shelving Rock, Loan ID - R1D9284407970	11.000	11-01-35	6,478	4,927
Shelving Rock, Loan ID - R1D9284906034 (L)	9.450	09-01-35	22,080	16,792
27	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D930560148 (L)	4.830	09-01-28	102,662	$78,074
Shelving Rock, Loan ID - R1D9310904 (L)	7.600	01-01-29	89,537	68,093
Shelving Rock, Loan ID - R1D9371864	9.000	11-01-29	54,075	41,124
Shelving Rock, Loan ID - R1D9372093	8.000	01-01-34	55,829	42,458
Shelving Rock, Loan ID - R1D9379972	5.000	12-01-36	130,741	99,428
Shelving Rock, Loan ID - R1D9400157	8.500	10-01-31	27,862	21,189
Shelving Rock, Loan ID - R1D9500145 (L)	6.975	07-01-41	134,433	102,236
Shelving Rock, Loan ID - R1D9610225724 (L)	12.300	05-01-27	78,904	60,007
Shelving Rock, Loan ID - R1D9612072348	0.000	05-01-31	18,853	14,338
Shelving Rock, Loan ID - R1D9612761841 (L)	7.000	09-01-28	58,924	44,812
Shelving Rock, Loan ID - R1D9612799072	9.500	12-01-36	31,537	23,984
Shelving Rock, Loan ID - R1D9612818088	9.125	02-01-32	78,177	59,453
Shelving Rock, Loan ID - R1D9612840629 (L)	8.063	06-01-30	67,302	51,183
Shelving Rock, Loan ID - R1D9612844068 (L)	6.250	08-01-29	136,000	103,428
Shelving Rock, Loan ID - R1D9612943639	8.250	02-01-27	59,083	44,933
Shelving Rock, Loan ID - R1D9612960286 (L)	0.000	06-01-45	35,765	27,199
Shelving Rock, Loan ID - R1D9612970285	9.375	06-01-33	17,208	13,087
Shelving Rock, Loan ID - R1D9612980318	0.000	06-01-31	4,610	3,506
Shelving Rock, Loan ID - R1D9612999292 (L)	5.500	02-01-27	427,296	324,959
Shelving Rock, Loan ID - R1D9612999375	10.125	09-01-29	23,984	18,240
Shelving Rock, Loan ID - R1D9613041136	10.250	01-01-32	39,111	29,744
Shelving Rock, Loan ID - R1D9613052844	8.000	02-01-32	37,170	28,268
Shelving Rock, Loan ID - R1D9613067354	9.125	03-01-27	8,868	6,744
Shelving Rock, Loan ID - R1D9613089978	0.000	02-01-31	16,160	12,290
Shelving Rock, Loan ID - R1D9613099894	7.875	11-01-29	74,900	56,961
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	28

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Shelving Rock, Loan ID - R1D9613107093 (L)	6.750	03-01-28	109,278	$83,106
Shelving Rock, Loan ID - R1D9613127596	8.875	03-01-26	18,257	13,884
Shelving Rock, Loan ID - R1D9613142967	10.125	05-01-29	13,829	10,517
Shelving Rock, Loan ID - R1D9613176767	0.000	04-01-34	28,947	22,014
Shelving Rock, Loan ID - R1D9613184639 (L)	8.875	03-01-27	47,975	36,485
Shelving Rock, Loan ID - R1D9613207661	8.500	04-01-32	55,030	41,850
Shelving Rock, Loan ID - R1D9614389724	6.250	11-01-29	167,062	127,051
Shelving Rock, Loan ID - R1D9615372729	6.000	09-01-28	71,774	54,584
Shelving Rock, Loan ID - R1D9616148953	6.850	04-01-26	135,110	102,751
Shelving Rock, Loan ID - R1D9616189072 (L)	0.000	11-01-36	61,327	46,639
Shelving Rock, Loan ID - R1D9617588413	6.500	09-01-28	180,088	136,957
Shelving Rock, Loan ID - R1D9617704952 (L)	9.250	05-01-29	40,580	30,861
Shelving Rock, Loan ID - R1D9617982608	8.000	06-01-29	147,957	112,521
Shelving Rock, Loan ID - R1D9618205744 (L)	7.823	03-01-31	36,705	27,914
Shelving Rock, Loan ID - R1D9618442362	7.000	12-01-36	57,721	43,897
Shelving Rock, Loan ID - R1D9618448088	8.000	02-01-28	27,610	20,997
Shelving Rock, Loan ID - R1D9618449102	7.750	05-01-29	66,003	50,195
Shelving Rock, Loan ID - R1D9618450936	6.250	06-01-29	88,612	67,389
Shelving Rock, Loan ID - R1D9618452650 (L)	6.875	05-01-25	141,023	107,248
Shelving Rock, Loan ID - R1D9618455380 (L)	5.000	06-01-25	109,963	83,627
Shelving Rock, Loan ID - R1D989786385	6.000	09-01-27	132,583	100,829
Shelving Rock, Loan ID - R1D989786394	8.750	11-01-29	54,413	41,381
Shelving Rock, Loan ID - R1D989906775	11.250	07-01-26	7,468	5,680
Shelving Rock, Loan ID - R1D989925469	0.000	11-01-30	19,207	14,607
Shelving Rock, Loan ID - R1D989993682	7.500	02-01-31	28,210	21,454
29	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (G)(I) 0.0%				$104,240
Achieve, Loan ID - R21032974202	15.250	10-01-33	38,406	39,270

Achieve, Loan ID - R21034913863	13.750	05-01-34	63,540	64,970
Term loans (M) 11.8%				$29,605,546
(Cost $29,476,071)
Commercial real estate lending 11.8%				29,605,546
Clairemont Drive LLC, Term Loan (1 month CME Term SOFR + 7.000%) (G)	11.623	03-11-26	4,555,584	4,539,639
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (G)	9.775	08-11-26	4,914,630	4,927,408
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (G)	11.000	04-11-27	4,617,939	4,636,410
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (G)	10.623	07-11-26	4,732,080	4,731,134
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (G)	9.623	01-11-27	4,766,143	4,747,555

Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (G)	9.973	04-11-27	6,000,000	6,023,400
Consumer-related assets 9.8%				$24,636,863
(Cost $24,308,762)
Consumer loans 9.8%				24,636,863
ACHV ABS Trust
Series 2023-3PL, Class R (A)(G)(H)	—	08-19-30	2,637	225,451
Series 2025-1PL, Class E (A)	6.500	04-26-32	960,399	947,148
Series 2023-1PL, Class CERT (A)(H)	—	03-18-30	37,848	2,645,359
Avant Loans Funding Trust
Series 2022-REV1, Class E (A)	12.980	09-15-31	3,000,000	3,017,691
Series 2025-REV1, Class D (A)	8.390	05-15-34	3,000,000	3,058,166
Series 2024-REV1, Class C (A)(B)	7.060	10-15-33	1,750,000	1,787,856
Best Egg Asset Structured Pass Through Master Trust
Series 2025-A, Class CERT (A)(G)(H)	—	01-15-35	3,003	399,325
Series 2025-C, Class CERT (A)(G)(H)	—	03-15-35	3,003	339,106
Series 2025-B, Class CERT (A)(G)(H)	—	02-15-35	3,003	561,147
Series 2025-D, Class CERT (A)(G)(H)	—	04-15-35	3,003	604,911
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(G)(H)	—	04-25-43	5,000	1,584,602
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	30

	Rate (%)	Maturity date	Par value^	Value
Consumer loans (continued)
Freedom Financial ABS Trust
Series 2022-3FP, Class CERT (A)(H)	—	08-20-29	23,900	$2,496,907
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class E (A)	7.790	06-25-60	1,000,000	1,013,077
Mosaic Solar Loan Trust
Series 2018-2GS, Class R IO (A)(H)	—	02-22-44	19,131,000	2,896,778
Santander Drive Auto Receivables Trust

Series 2023-S1, Class CERT (A)(G)(H)	—	04-18-28	11,500	3,059,339
Consumer loans 2.1%				$5,257,729
(Cost $5,444,378)
JH Consumer Loan Trust (G)(I) 2.1%				5,257,729
Achieve, Loan ID - C18648251	20.990	12-14-26	11,793	11,369
Achieve, Loan ID - C22902472	16.740	12-10-26	16,349	15,762
Achieve, Loan ID - C23253984	14.990	01-15-26	3,579	3,451
Achieve, Loan ID - C23300084	16.490	01-25-27	9,816	9,464
Achieve, Loan ID - C23301086	21.740	02-13-28	15,316	14,766
Achieve, Loan ID - C23500788	8.490	01-15-28	6,883	6,635
Achieve, Loan ID - C23511393	25.490	01-20-26	725	699
Achieve, Loan ID - C23885575	13.740	01-24-27	9,478	9,138
Achieve, Loan ID - C23902626	23.990	01-23-28	15,371	14,819
Achieve, Loan ID - C23957226	22.240	12-11-25	4,515	4,353
Achieve, Loan ID - C23964782	26.990	12-10-27	27,416	26,432
Achieve, Loan ID - C23966505	26.990	02-25-28	13,930	13,430
Achieve, Loan ID - C23988868	21.740	12-10-27	13,405	12,924
Achieve, Loan ID - C23992646	26.990	01-15-28	7,450	7,182
Achieve, Loan ID - C23992707	21.990	12-04-27	28,645	27,617
Achieve, Loan ID - C23993537	22.990	12-16-26	16,754	16,153
Achieve, Loan ID - C24002565	26.990	12-10-27	6,469	6,237
Achieve, Loan ID - C24003540	23.990	01-25-26	1,437	1,385
Achieve, Loan ID - C24095448	26.990	02-25-28	13,396	12,915
Achieve, Loan ID - C24100561	26.740	12-14-27	6,613	6,376
Achieve, Loan ID - C24118254	16.240	01-25-28	12,921	12,457
Achieve, Loan ID - C24119783	26.740	01-20-28	10,581	10,201
Achieve, Loan ID - C24160824	21.490	01-26-28	9,222	8,891
Achieve, Loan ID - C24173305	21.490	01-15-27	4,390	4,233
Achieve, Loan ID - C24178392	14.240	01-26-28	15,282	14,733
Achieve, Loan ID - C24219111	13.740	12-14-26	18,943	18,263
Achieve, Loan ID - C24228404	19.740	01-27-27	13,225	12,750
Achieve, Loan ID - C24234040	15.490	01-27-28	11,634	11,216
Achieve, Loan ID - C24250851	9.240	01-20-26	2,440	2,353
Achieve, Loan ID - C24281913	26.990	02-29-28	24,626	23,742
Achieve, Loan ID - C24284884	26.240	01-20-28	9,227	8,895
31	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24328234	24.240	01-29-28	24,602	$23,719
Achieve, Loan ID - C24332351	26.490	01-29-27	33,978	32,758
Achieve, Loan ID - C24361791 (J)	25.740	02-29-28	27,490	26,503
Achieve, Loan ID - C24702290	25.490	12-24-27	5,449	5,253
Achieve, Loan ID - C24708215	17.740	02-03-27	8,914	8,594
Achieve, Loan ID - C24770901	18.990	12-25-26	10,063	9,701
Achieve, Loan ID - C24783767	26.990	03-09-28	3,632	3,502
Achieve, Loan ID - C24785164	20.740	12-25-27	10,306	9,936
Achieve, Loan ID - C24786979 (J)	26.990	03-09-28	22,780	21,962
Achieve, Loan ID - C24808124	23.490	02-13-28	15,053	14,513
Achieve, Loan ID - C24808507	18.990	02-02-26	4,470	4,310
Achieve, Loan ID - C24838632	26.990	03-11-28	12,537	12,087
Achieve, Loan ID - C24842245	9.240	12-26-27	6,539	6,304
Achieve, Loan ID - C24891649	23.490	02-01-27	24,233	23,363
Achieve, Loan ID - C24929161	25.740	03-12-28	12,962	12,497
Achieve, Loan ID - C24931645	21.240	12-30-27	2,662	2,566
Achieve, Loan ID - C24941009	20.240	02-13-27	6,065	5,847
Achieve, Loan ID - C24941466	26.490	12-30-26	2,406	2,320
Achieve, Loan ID - C31322342	26.990	06-14-28	7,874	7,591
Achieve, Loan ID - C31323216 (K)	5.990	04-30-25	515	497
Achieve, Loan ID - C31355554	24.740	06-16-28	7,782	7,502
Achieve, Loan ID - C31358659	20.740	06-12-28	6,886	6,638
Achieve, Loan ID - C31359319	21.740	06-12-28	6,991	6,740
Achieve, Loan ID - C31363408	26.990	06-15-28	24,787	23,898
Achieve, Loan ID - C31368567	16.990	06-20-28	32,008	30,859
Achieve, Loan ID - C31369376	19.240	06-13-28	2,683	2,587
Achieve, Loan ID - C31370479	16.490	06-22-26	13,653	13,163
Achieve, Loan ID - C31375823	24.240	06-18-27	9,693	9,345
Achieve, Loan ID - C31376581	18.990	06-23-28	7,959	7,674
Achieve, Loan ID - C31384566	26.990	07-26-28	18,046	17,398
Achieve, Loan ID - C31386911	21.990	06-16-28	24,661	23,775
Achieve, Loan ID - C31388466	20.490	06-13-28	9,820	9,468
Achieve, Loan ID - C31388907	20.740	06-16-27	19,541	18,840
Achieve, Loan ID - C31389230	26.990	06-16-28	2,107	2,031
Achieve, Loan ID - C31389544	18.240	06-15-26	18,399	17,739
Achieve, Loan ID - C31390921	22.490	06-13-27	2,623	2,529
Achieve, Loan ID - C31391521	26.990	06-14-28	6,307	6,080
Achieve, Loan ID - C31392604	26.990	06-13-28	6,896	6,648
Achieve, Loan ID - C31393020	26.990	07-27-28	4,929	4,752
Achieve, Loan ID - C31394748	23.990	06-29-27	6,418	6,188
Achieve, Loan ID - C31395045	22.990	05-01-28	8,636	8,326
Achieve, Loan ID - C31395796	24.240	07-30-28	11,435	11,025
Achieve, Loan ID - C31396148	21.740	06-30-28	16,852	16,247
Achieve, Loan ID - C31396302	26.990	07-26-28	7,773	7,494
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	32

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31396322	25.240	07-27-28	5,821	$5,613
Achieve, Loan ID - C31396534	26.990	07-29-28	10,644	10,262
Achieve, Loan ID - C31397404	20.740	06-24-26	7,527	7,257
Achieve, Loan ID - C31399171	22.990	06-29-28	21,756	20,975
Achieve, Loan ID - C31402076	24.240	06-27-26	8,953	8,632
Achieve, Loan ID - C31404074	14.740	06-25-27	7,850	7,568
Achieve, Loan ID - C31405619	23.740	06-16-28	6,757	6,515
Achieve, Loan ID - C31407785	19.990	06-25-26	4,512	4,350
Achieve, Loan ID - C31416188	26.990	06-20-28	14,440	13,922
Achieve, Loan ID - C31421074	22.740	06-23-27	11,430	11,019
Achieve, Loan ID - C31424651	26.990	06-14-28	6,909	6,661
Achieve, Loan ID - C31433338	16.490	06-16-26	12,259	11,819
Achieve, Loan ID - C31439606	18.990	06-16-27	11,630	11,212
Achieve, Loan ID - C31440568	19.990	06-15-28	12,173	11,736
Achieve, Loan ID - C31446756	18.990	06-29-27	7,815	7,535
Achieve, Loan ID - C31454028 (J)	22.990	06-29-28	25,436	24,523
Achieve, Loan ID - C32811890	18.740	11-21-27	26,886	25,921
Achieve, Loan ID - C34505079 (J)	18.990	11-20-28	15,668	15,105
Achieve, Loan ID - C34505570	17.240	11-17-26	5,136	4,952
Achieve, Loan ID - C34651006	25.240	10-06-27	6,537	6,302
Achieve, Loan ID - C34722397	13.990	11-20-27	8,026	7,738
Achieve, Loan ID - C34739349	25.990	12-19-28	5,129	4,945
Achieve, Loan ID - C34763286	14.490	11-20-26	8,976	8,654
Achieve, Loan ID - C34778675	19.990	10-06-27	12,546	12,096
Achieve, Loan ID - C34779142	19.740	11-08-25	591	569
Achieve, Loan ID - C34779309	21.240	11-21-27	9,723	9,374
Achieve, Loan ID - C34779394	5.990	11-10-25	446	430
Achieve, Loan ID - C34780323 (K)	5.990	10-01-25	427	412
Achieve, Loan ID - C34822398	21.240	11-17-27	9,528	9,186
Achieve, Loan ID - C34859657	25.990	11-18-28	18,025	17,378
Achieve, Loan ID - C34868243	24.490	12-20-28	17,996	17,350
Achieve, Loan ID - C34873664	25.990	12-20-28	14,907	14,372
Achieve, Loan ID - C34895842	14.240	10-06-26	5,621	5,419
Achieve, Loan ID - C34903520	25.990	11-07-28	12,598	12,146
Achieve, Loan ID - C34903753	13.990	11-10-28	27,862	26,861
Achieve, Loan ID - C34905741	25.990	12-19-28	12,918	12,454
Achieve, Loan ID - C34910473	24.240	11-20-26	13,722	13,229
Achieve, Loan ID - C34917068	20.240	11-15-27	25,652	24,731
Achieve, Loan ID - C34918363	5.990	11-15-25	41	40
Achieve, Loan ID - C34921910 (J)	5.990	11-07-25	1,575	1,519
Achieve, Loan ID - C34924262	24.490	11-10-27	10,318	9,948
Achieve, Loan ID - C34925650	21.240	11-21-28	14,877	14,343
Arivo, Loan ID - C1378970 (J)	18.980	05-22-29	32,968	33,067
Arivo, Loan ID - C1380541	21.950	05-22-29	35,105	35,210
33	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1381078	21.260	05-27-29	21,425	$21,490
Arivo, Loan ID - C1381533	18.000	05-13-29	17,965	18,019
Arivo, Loan ID - C1381923	20.150	05-23-29	18,083	18,137
Arivo, Loan ID - C1382501	20.570	04-30-29	15,734	15,781
Arivo, Loan ID - C1383648	22.830	11-12-27	19,670	19,729
Arivo, Loan ID - C1384317	20.550	05-18-29	22,791	22,860
Arivo, Loan ID - C1384529	22.200	05-30-29	23,655	23,726
Arivo, Loan ID - C1385054	16.820	05-18-29	23,531	23,602
Arivo, Loan ID - C1385469	22.990	11-19-28	11,683	11,718
Arivo, Loan ID - C1385521	20.000	11-19-27	30,201	30,292
Arivo, Loan ID - C1385526	20.570	05-30-29	20,852	20,915
Arivo, Loan ID - C1385540	13.340	05-19-29	29,232	29,320
Arivo, Loan ID - C1385548	14.700	05-04-29	31,224	31,317
Arivo, Loan ID - C1385661	20.000	05-21-29	32,900	32,999
Arivo, Loan ID - C1385838	17.850	05-29-29	22,241	22,307
Arivo, Loan ID - C1386089	20.200	05-22-29	16,846	16,897
Arivo, Loan ID - C1386584	20.000	05-21-29	16,602	16,652
Arivo, Loan ID - C1386680	17.000	05-21-29	790	792
Arivo, Loan ID - C1386731	13.450	05-23-29	23,006	23,075
Arivo, Loan ID - C1387295	18.890	05-22-29	24,481	24,554
Arivo, Loan ID - C1387393	16.860	05-25-29	28,131	28,216
Arivo, Loan ID - C1387501	18.900	05-22-29	10,552	10,584
Arivo, Loan ID - C1387732	20.660	05-23-29	21,150	21,214
Arivo, Loan ID - C1387765	22.560	05-23-29	18,805	18,862
Arivo, Loan ID - C1387802	18.000	05-22-29	16,124	16,173
Arivo, Loan ID - C1387840	20.110	05-22-29	21,207	21,271
Arivo, Loan ID - C1387867	20.000	05-25-29	23,016	23,085
Arivo, Loan ID - C1388209	16.370	05-23-29	4,478	4,491
Arivo, Loan ID - C1388265	20.410	05-23-29	17,233	17,285
Arivo, Loan ID - C1388383	18.000	05-23-29	16,919	16,970
Arivo, Loan ID - C1388406	16.500	05-23-29	7,776	7,799
Arivo, Loan ID - C1388509	21.260	05-25-29	24,511	24,584
Arivo, Loan ID - C1388512	18.000	05-23-29	19,926	19,986
Arivo, Loan ID - C1388696	19.230	05-12-29	22,290	22,356
Arivo, Loan ID - C1388855	22.900	05-15-29	19,571	19,630
Arivo, Loan ID - C1388993	18.210	05-23-29	26,000	26,078
Arivo, Loan ID - C1389039	18.710	05-09-29	30,644	30,736
Arivo, Loan ID - C1389201	14.610	05-14-29	29,799	29,888
Arivo, Loan ID - C1389271	21.880	06-01-29	19,805	19,865
Arivo, Loan ID - C1389338	20.350	05-25-29	26,850	26,931
Arivo, Loan ID - C1389425	16.390	06-01-29	23,163	23,232
Arivo, Loan ID - C1389469	20.000	05-25-29	20,631	20,692
Arivo, Loan ID - C1389502	19.740	05-28-29	23,775	23,846
Arivo, Loan ID - C1389530	20.130	05-26-29	18,508	18,564
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	34

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1389587	13.740	05-25-29	31,516	$31,610
Arivo, Loan ID - C1389712	22.080	05-25-29	9,913	9,942
Arivo, Loan ID - C1389869	17.250	11-25-27	9,398	9,427
Arivo, Loan ID - C1389972 (J)	15.580	05-26-29	8,227	8,252
Arivo, Loan ID - C1390027	17.150	05-23-29	21,860	21,925
Arivo, Loan ID - C1390140	21.880	05-26-29	14,076	14,118
Arivo, Loan ID - C1390165	20.080	05-26-29	19,811	19,871
Arivo, Loan ID - C1390258	20.500	05-11-29	15,829	15,876
Arivo, Loan ID - C1390345	20.000	11-26-27	20,165	20,226
Arivo, Loan ID - C1390443	17.030	05-26-29	35,186	35,292
Arivo, Loan ID - C1390475	20.890	05-26-29	18,949	19,005
Arivo, Loan ID - C1390501	15.920	05-26-29	32,264	32,361
Arivo, Loan ID - C1390516	18.000	05-26-29	38,394	38,509
Arivo, Loan ID - C1390630	15.360	05-26-29	17,796	17,849
Arivo, Loan ID - C1390640	20.000	05-25-29	23,066	23,135
Arivo, Loan ID - C1390700	20.000	05-27-29	21,514	21,578
Arivo, Loan ID - C1390709	18.000	05-27-29	23,773	23,845
Arivo, Loan ID - C1390735	18.060	05-13-29	29,094	29,181
Arivo, Loan ID - C1390766	17.830	05-27-29	17,538	17,590
Arivo, Loan ID - C1390785	21.580	05-29-29	15,107	15,153
Arivo, Loan ID - C1390807	22.540	05-27-29	19,325	19,383
Arivo, Loan ID - C1391006	18.430	05-27-29	19,955	20,015
Arivo, Loan ID - C1391008	21.850	05-27-29	20,890	20,953
Arivo, Loan ID - C1391067	17.910	05-27-29	22,068	22,134
Arivo, Loan ID - C1391235	17.930	05-30-29	19,283	19,341
Arivo, Loan ID - C1391262	16.960	05-27-29	14,738	14,782
Arivo, Loan ID - C1391263	18.000	05-27-29	28,332	28,417
Arivo, Loan ID - C1391280	20.260	05-27-29	19,953	20,013
Arivo, Loan ID - C1391342	14.930	05-28-29	15,586	15,632
Arivo, Loan ID - C1391427 (J)	19.880	05-28-29	6,722	6,742
Arivo, Loan ID - C1391483	16.470	05-28-29	36,247	36,356
Arivo, Loan ID - C1391610	20.570	05-13-29	20,812	20,875
Arivo, Loan ID - C1391647	20.570	05-29-29	13,702	13,743
Arivo, Loan ID - C1391652	19.570	05-25-29	14,695	14,739
Arivo, Loan ID - C1391694	20.000	05-28-29	37,426	37,538
Arivo, Loan ID - C1391736 (J)	16.550	05-29-29	17,146	17,197
Arivo, Loan ID - C1391813	18.000	06-02-29	26,786	26,867
Arivo, Loan ID - C1391838	22.660	05-28-29	25,688	25,765
Arivo, Loan ID - C1392009	16.290	11-13-27	6,691	6,711
Arivo, Loan ID - C1392016	20.470	05-30-29	24,252	24,325
Arivo, Loan ID - C1392078	18.000	05-28-29	3,692	3,703
Arivo, Loan ID - C1392104	18.000	05-28-29	22,073	22,139
Arivo, Loan ID - C1392202	16.430	05-29-29	37,795	37,909
Arivo, Loan ID - C1392258	18.000	05-29-29	16,020	16,068
35	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392322	20.610	11-14-27	13,431	$13,471
Arivo, Loan ID - C1392327	18.000	05-14-29	24,592	24,666
Arivo, Loan ID - C1392364	22.070	05-29-29	21,785	21,850
Arivo, Loan ID - C1392401	21.440	05-29-29	19,274	19,331
Arivo, Loan ID - C1392420	14.430	11-29-27	19,024	19,081
Arivo, Loan ID - C1392421	20.000	05-28-29	22,959	23,028
Arivo, Loan ID - C1392514	20.000	05-29-29	19,541	19,599
Arivo, Loan ID - C1392527	14.780	05-29-29	38,201	38,316
Arivo, Loan ID - C1392568	14.740	05-29-29	17,849	17,903
Arivo, Loan ID - C1392580	14.420	05-30-29	22,713	22,781
Arivo, Loan ID - C1392651	20.270	06-02-29	22,552	22,620
Arivo, Loan ID - C1392768	18.000	05-15-29	17,546	17,599
Arivo, Loan ID - C1392780	24.050	05-29-29	18,657	18,713
Arivo, Loan ID - C1392838	18.000	05-14-29	21,987	22,053
Arivo, Loan ID - C1392840	18.140	05-29-29	20,966	21,029
Arivo, Loan ID - C1392844	17.970	05-29-29	19,706	19,765
Arivo, Loan ID - C1392924	22.500	06-04-29	25,482	25,558
Arivo, Loan ID - C1392970	20.000	05-15-29	13,680	13,721
Arivo, Loan ID - C1392982	20.060	05-25-29	28,914	29,001
Arivo, Loan ID - C1393035	12.830	05-30-29	38,483	38,598
Arivo, Loan ID - C1393075	15.310	05-15-29	22,107	22,173
Arivo, Loan ID - C1393081	14.660	05-30-29	16,375	16,424
Arivo, Loan ID - C1393111	17.560	05-29-29	25,560	25,637
Arivo, Loan ID - C1393122	18.260	05-30-29	16,651	16,701
Arivo, Loan ID - C1393159	21.090	11-25-27	15,131	15,176
Arivo, Loan ID - C1393204	20.560	05-30-29	17,920	17,974
Arivo, Loan ID - C1393263	19.710	05-30-29	20,594	20,656
Arivo, Loan ID - C1393343	19.960	05-26-29	7,205	7,227
Arivo, Loan ID - C1393348	20.300	05-30-29	10,836	10,868
Arivo, Loan ID - C1393472	20.000	05-30-29	34,520	34,624
Arivo, Loan ID - C1393511	18.000	05-30-29	20,790	20,852
Arivo, Loan ID - C1393576	21.540	05-30-29	24,082	24,154
Arivo, Loan ID - C1393593	14.460	06-01-29	22,144	22,211
Arivo, Loan ID - C1393720	14.520	05-30-29	20,019	20,079
Arivo, Loan ID - C1393734	16.870	05-25-29	34,636	34,740
Arivo, Loan ID - C1393979	21.130	05-16-29	43,679	43,807
Arivo, Loan ID - C1394001 (J)	21.320	05-30-29	38,430	38,545
Arivo, Loan ID - C1394007	21.300	05-30-29	14,682	14,726
Arivo, Loan ID - C1394076	18.670	06-01-29	22,018	22,084
Arivo, Loan ID - C1394218	17.260	05-17-29	17,183	17,234
Arivo, Loan ID - C1394326	13.540	06-01-29	35,059	35,164
Arivo, Loan ID - C1394447	15.570	06-01-29	22,690	22,758
Arivo, Loan ID - C1394484	20.000	06-01-29	14,000	14,042
Arivo, Loan ID - C1394590	14.710	05-17-29	15,689	15,736
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	36

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1394614	16.820	06-01-29	25,451	$25,527
Arivo, Loan ID - C1394691	15.960	06-01-29	25,328	25,404
Arivo, Loan ID - C1394761	18.000	06-01-29	20,701	20,763
Arivo, Loan ID - C1394975	16.750	05-26-29	18,830	18,886
Arivo, Loan ID - C1395036	18.600	05-18-29	26,565	26,645
Arivo, Loan ID - C1395055	18.950	06-02-29	31,078	31,172
Arivo, Loan ID - C1395098	14.860	06-02-29	36,151	36,260
Arivo, Loan ID - C1395177	14.990	06-02-29	26,478	26,557
Arivo, Loan ID - C1395182	17.670	06-02-29	12,788	12,827
Arivo, Loan ID - C1395239	17.130	05-30-29	24,823	24,897
Arivo, Loan ID - C1395328	20.000	05-18-29	24,798	24,873
Arivo, Loan ID - C1395338	19.730	06-03-29	26,108	26,186
Arivo, Loan ID - C1395472	17.210	06-02-29	28,925	29,012
Arivo, Loan ID - C1395484	19.030	05-18-29	18,930	18,987
Arivo, Loan ID - C1395714	18.000	06-02-29	19,743	19,802
Arivo, Loan ID - C1395914	16.090	06-03-29	10,657	10,689
Arivo, Loan ID - C1395983	16.840	06-03-29	19,471	19,529
Arivo, Loan ID - C1396446	20.570	06-04-29	21,177	21,241
Arivo, Loan ID - C1397113	19.680	06-04-29	28,020	28,104
Arivo, Loan ID - C1397185	20.570	06-04-29	15,352	15,399
Arivo, Loan ID - C1397666	21.960	06-05-29	21,273	21,336
Arivo, Loan ID - C1480324 (J)	18.000	09-02-29	29,456	29,544
Arivo, Loan ID - C1483188	14.640	09-07-29	35,194	35,300
Arivo, Loan ID - C1483586	24.370	09-07-29	27,448	27,531
Arivo, Loan ID - C1485900	19.770	09-10-29	20,365	20,426
Arivo, Loan ID - C1486798	21.980	09-12-29	16,836	16,886
Arivo, Loan ID - C1486827	20.110	03-12-28	6,890	6,911
Arivo, Loan ID - C1487273	20.000	09-12-29	27,555	27,637
Arivo, Loan ID - C1488090	20.000	09-15-29	18,531	18,587
Arivo, Loan ID - C1488149	17.370	09-17-29	37,580	37,693
Arivo, Loan ID - C1488570	12.980	09-14-29	5,039	5,054
Arivo, Loan ID - C1488990	18.000	09-15-29	28,266	28,350
Arivo, Loan ID - C1489048	17.770	08-30-29	24,306	24,379
Arivo, Loan ID - C1489582	16.430	09-16-29	16,343	16,392
Arivo, Loan ID - C1490051	20.000	09-17-29	28,031	28,115
Arivo, Loan ID - C1490515	19.680	09-04-29	23,723	23,794
Arivo, Loan ID - C1491219	17.650	09-04-29	33,513	33,614
Arivo, Loan ID - C1491340	15.510	09-04-29	22,634	22,702
Arivo, Loan ID - C1491409	17.650	09-20-29	23,910	23,982
Arivo, Loan ID - C1492310	20.890	09-21-29	26,434	26,514
Arivo, Loan ID - C1492454	19.010	09-07-29	21,214	21,277
Arivo, Loan ID - C1492664	18.000	09-06-29	17,694	17,747
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	22,918
Arivo, Loan ID - C1493370	19.430	09-22-29	26,036	26,114
37	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1493394	24.340	09-22-29		22,202	$22,268

Arivo, Loan ID - C1493661	21.050	09-23-29		31,955	32,051
Corporate asset-based credit 2.1%					$5,154,500
(Cost $5,000,000)
Materials 2.1%					5,154,500
CG Finance A LP

Series 2023-1, Class A (G)	11.500	06-28-28		5,000,000	5,154,500
Profit participating notes 0.7%					$1,855,909
(Cost $1,525,105)
Corporate asset-based credit 0.5%					1,276,545
Tilapia Finance Profit Participating Notes (3 month EURIBOR + 6.900%) (C)(G)	8.940	12-12-33	EUR	1,102,965	1,276,545
Transportation assets 0.2%					579,364
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (E)(N)	—	04-26-44		20,897,863	579,364

Credit-linked notes 11.5%					$28,740,460
(Cost $28,767,110)
Consumer loans 5.2%					12,906,038
Ally Bank Auto Credit-Linked Note
Series 2025-A, Class F (A)	6.942	06-15-33		2,462,885	2,462,383
Series 2025-B, Class F (A)	6.942	09-15-33		2,000,000	2,000,065
Huntington Bank Auto Credit-Linked Note
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	12.434	05-20-32		605,568	617,908
Series 2024-2, Class E (30 day Average SOFR + 7.500%) (A)(C)	11.684	10-20-32		1,194,080	1,208,643
Santander Bank Auto Credit-Linked Note
Series 2023-A, Class G (A)	24.695	06-15-33		2,698,510	3,149,154
Truist Bank Auto Credit-Linked Note
Series 2025-1, Class D (A)	9.685	09-26-33		1,610,955	1,610,492
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32		384,963	391,671
2025-SUP1, Class R (30 day Average SOFR + 7.500%) (A)(C)(G)	11.684	02-25-32		1,465,722	1,465,722
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	38

	Rate (%)	Maturity date	Par value^	Value
Corporate asset backed securities 6.3%				$15,834,422
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(G)	13.549	11-21-33	5,000,000	5,086,500
Series 2025-2A, Class CLN (3 month CME Term SOFR + 7.250%) (A)(C)(G)	11.471	01-21-35	5,750,000	5,750,000
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(G)	10.540	08-06-32	3,542,176	3,540,051
U.S. Bank C&I Credit-Linked Note
Series 2025-SUP2, Class E (30 day Average SOFR + 3.700%) (A)(C)	7.883	09-25-32	1,457,921	1,457,871

	Yield (%)	Shares	Value
Short-term investments 11.3%			$28,391,340
(Cost $28,391,340)
Short-term funds 11.3%			28,391,340
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0278(O)	27,806,725	27,806,725
U.S. Bank Money Market Deposit Account	2.9350(O)	167,722	167,722
Wilmington U.S. Government Money Market Fund, Institutional Class	3.9300(O)	416,893	416,893

Total investments (Cost $311,679,459) 125.2%	$313,931,002
Other assets and liabilities, net (25.2%)	(63,195,569)
Total net assets 100.0%	$250,735,433

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $175,473,788 or 70.0% of the fund’s net assets as of 10-31-25.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
39	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The fund holds an affiliate interest in this investment.
(F)	The fund holds 100% of the economic interests in the investment.
(G)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(I)	Loans are privately issued. Loan originator and/or seller is reflected.
(J)	Non-income producing security.
(K)	The underlying loans have matured but are still in the repayment process.
(L)	Non-income producing - borrower is in default.
(M)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(N)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(O)	The rate shown is the annualized seven-day yield as of 10-31-25.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	40

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,172,553	USD	1,243,369	SSB	11/28/2025	$110,316	—
EUR	927,149	USD	1,087,394	SSB	1/21/2026	—	$(13,793)
EUR	813,816	USD	957,376	SSB	7/22/2026	—	(6,756)
USD	1,261,801	EUR	1,172,553	SSB	11/28/2025	—	(91,883)
USD	1,138,059	EUR	1,070,006	SSB	1/21/2026	—	(100,964)
USD	165,050	EUR	139,971	SSB	4/22/2026	2,253	—
USD	1,124,276	EUR	948,750	SSB	7/22/2026	16,039	—
USD	973,637	EUR	824,832	SSB	10/22/2026	6,474	—
						$135,082	$(213,396)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $312,987,300. Net unrealized appreciation aggregated to $865,388, of which $3,427,063 related to gross unrealized appreciation and $2,561,675 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
41	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $269,218,215)	$269,537,548
Affiliated investments, at value (Cost $42,461,244)	44,393,454
Total investments, at value (Cost $311,679,459)	313,931,002
Unrealized appreciation on forward foreign currency contracts	135,082
Cash	819,053
Collateral held at broker for futures contracts	422,655
Receivable for escrow and corporate advances, at value (Cost $594,117)	594,117
Collateral at prime broker	1,791,752
Dividends and interest receivable	1,228,534
Receivable for fund shares sold	155,000
Other assets	90,233
Total assets	319,167,428
Liabilities
Payable for open reverse repurchase agreements	63,435,698
Unrealized depreciation on forward foreign currency contracts	213,396
Payable for investments purchased	2,000,000
Deferred tax liability	405,331
Payable to affiliates
Investment management fees	121,159
Incentive fees	1,027,057
Accounting and legal services fees	7,525
Distribution and service fees	383
Other liabilities and accrued expenses	1,221,446
Total liabilities	68,431,995
Net assets	$250,735,433
Net assets consist of
Paid-in capital	$247,101,221
Total distributable earnings (loss)	3,634,212
Net assets	$250,735,433

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($249,512,410 ÷ 12,213,240 shares)	$20.43
Class D ($983,936 ÷ 48,070 shares)	$20.47
Class S ($239,087 ÷ 11,628 shares)	$20.56
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	42

CONSOLIDATED STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Interest	$22,335,316
Dividends from affiliated investments	5,560,441
Dividends	501,754
Total investment income	28,397,511
Expenses
Investment management fees	3,722,103
Incentive fees	2,437,219
Distribution and service fees	2,163
Interest expense	2,372,023
Accounting and legal services fees	42,035
Transfer agent fees	209,598
Trustees’ fees	63,066
Custodian fees	231,855
Investment servicing fees	1,407,170
State registration fees	68,945
Printing and postage	30,995
Professional fees	1,007,718
Pricing services fees	748,400
Tax expense	5,036
Other	244,764
Total expenses	12,593,090
Less expense reductions	(1,334,268)
Net expenses	11,258,822
Net investment income	17,138,689
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(355,210)
Affiliated investments	6,171
Futures contracts	59,822
Forward foreign currency contracts	(30,270)
(319,487)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments, foreign currency transactions and receivables	772,528
Affiliated investments	(7,715)
Deferred taxes	(188,309)
Futures contracts	(138,648)
Forward foreign currency contracts	(78,314)
359,542
Net realized and unrealized gain	40,055
Increase in net assets from operations	$17,178,744
43	JOHN HANCOCK Marathon Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$17,138,689	$10,324,076
Net realized loss	(319,487)	(91,438)
Change in net unrealized appreciation (depreciation)	359,542	2,216,793
Increase in net assets resulting from operations	17,178,744	12,449,431
Distributions to shareholders
From earnings
Class I	(15,943,315)	(10,585,056)
Class D	(36,480)	(4,910)
Class S	(8,029)	(2,977)
Total distributions	(15,987,824)	(10,592,943)
From fund share transactions	73,702,809	60,462,679
Total increase	74,893,729	62,319,167
Net assets
Beginning of year	175,841,704	113,522,537
End of year	$250,735,433	$175,841,704
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	44

CONSOLIDATED STATEMENT OF CASH FLOWS For the year ended 10-31-25

Cash flows from operating activities
Net increase in net assets from operations	$17,178,744
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(252,352,021)
Long-term investments sold	152,784,449
Net purchases and sales of short-term investments	(22,838,471)
Net amortization (accretion) of premium (discount)	(16,840)
(Increase) Decrease in assets:
Receivable for futures variation margin	418,684
Unrealized appreciation on forward foreign currency contracts	(135,082)
Collateral held at broker for futures contracts	(348,062)
Receivable for escrow and corporate advances, at value	14,761
Collateral at prime broker	(1,275,126)
Dividends and interest receivable	89,564
Receivable from affiliates	366,097
Other assets	309,390
Increase (Decrease) in liabilities:
Unrealized depreciation on forward foreign currency contracts	213,396
Deferred tax liability	188,309
Payable to affiliates	751,077
Other liabilities and accrued expenses	(427,612)
Net change in unrealized (appreciation) depreciation on:
Investments	(760,205)
Net realized (gain) loss on:
Investments	373,159
Proceeds received as return of capital	22,255,827
Net cash used in operating activities	$(83,209,962)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(12,957,449)
Borrowings from reverse repurchase agreements	567,299,140
Repayments of reverse repurchase agreements	(541,518,947)
Fund shares sold	80,740,293
Fund shares repurchased	(10,222,859)
Net cash flows provided by financing activities	$83,340,178
Net increase in cash	$130,216
Cash at beginning of year	$688,837
Cash at end of year	$819,053
Supplemental disclosure of cash flow information:
Cash paid for interest	$(2,291,479)
45	JOHN HANCOCK Marathon Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS For the year ended 10-31-25  (continued)

Noncash financing activities not included herein consists of reinvestment of distributions	$3,030,375
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	46

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$20.28	$20.01	$19.84	$20.00
Net investment income[2]	1.58	1.30	1.15	0.09
Net realized and unrealized gain (loss) on investments	0.03	0.32	0.09	(0.25)
Total from investment operations	1.61	1.62	1.24	(0.16)
Less distributions
From net investment income	(1.46)	(1.35)	(1.07)	—
From net realized gain	—	—[3]	—	—
Total distributions	(1.46)	(1.35)	(1.07)	—
Net asset value, end of period[4]	$20.43	$20.28	$20.01	$19.84
Total return (%)[5]	7.87	8.58	6.40	(0.80)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$250	$176	$113	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	5.66[7]	5.15[7]	4.11	3.90[8]
Expenses including reductions	5.06[7,9]	4.12[7,9]	2.50	1.94[8]
Net investment income	7.70	6.44	5.75	1.48[10]
Portfolio turnover (%)	60	68	80	17
Total debt outstanding end of period (in millions)	$63	$38	—	—
Asset coverage per $1,000 of debt[11]	$4,953[12]	$5,670	—	—

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	Less than $0.005 per share.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Includes incentive fees expense of 1.10% and 0.71% for the years ended 10-31-25 and 10-31-24, respectively.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Expenses including reductions excluding interest expense were 3.99% and 3.43% for the years ended 10-31-25 and 10-31-24.
[10]	Annualized.
[11]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[12]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $3,757 for the year ended 10-31-25.
47	JOHN HANCOCK Marathon Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS D SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$20.28	$20.02	$19.82	$20.00
Net investment income[2]	1.80	1.21	1.11	0.08
Net realized and unrealized gain (loss) on investments	(0.20)	0.35	0.10	(0.26)
Total from investment operations	1.60	1.56	1.21	(0.18)
Less distributions
From net investment income	(1.41)	(1.30)	(1.01)	—
From net realized gain	—	—[3]	—	—
Total distributions	(1.41)	(1.30)	(1.01)	—
Net asset value, end of period[4]	$20.47	$20.28	$20.02	$19.82
Total return (%)[5,6]	7.81	8.24	6.24	(0.90)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.91[9]	5.40[9]	4.36	4.15[10]
Expenses including reductions	5.31[9,11]	4.37[9,11]	2.75	2.19[10]
Net investment income	9.11	5.86	5.56	1.24[12]
Portfolio turnover (%)	60	68	80	17
Total debt outstanding end of period (in millions)	$63	$38	—	—
Asset coverage per $1,000 of debt[13]	$4,953[14]	$5,670	—	—

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	Less than $0.005 per share.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Includes incentive fees expense of 1.10% and 0.71% for the years ended 10-31-25 and 10-31-24, respectively.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding interest expense were 4.24% and 3.68% for the years ended 10-31-25 and 10-31-24, respectively.
[12]	Annualized.
[13]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[14]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $3,757 for the year ended 10-31-25.
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Marathon Asset-Based Lending Fund	48

CONSOLIDATED FINANCIAL HIGHLIGHTS  (continued)

CLASS S SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$20.38	$20.01	$19.79	$20.00
Net investment income[2]	1.71	1.22	0.99	0.04
Net realized and unrealized gain (loss) on investments	(0.25)	0.33	0.10	(0.25)
Total from investment operations	1.46	1.55	1.09	(0.21)
Less distributions
From net investment income	(1.28)	(1.18)	(0.87)	—
From net realized gain	—	—[3]	—	—
Total distributions	(1.28)	(1.18)	(0.87)	—
Net asset value, end of period[4]	$20.56	$20.38	$20.01	$19.79
Total return (%)[5,6]	7.03	8.22	5.57	(1.05)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[8]	$—[8]	$—[8]	$—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.51[9]	6.00[9]	4.96	4.75[10]
Expenses including reductions	5.91[9,11]	4.97[9,11]	3.35	2.79[10]
Net investment income	8.64	6.02	4.97	0.64[12]
Portfolio turnover (%)	60	68	80	17
Total debt outstanding end of period (in millions)	$63	$38	—	—
Asset coverage per $1,000 of debt[13]	$4,953[14]	$5,670	—	—

[1]	Period from 7-11-22 (commencement of operations) to 10-31-22.
[2]	Based on average monthly shares outstanding.
[3]	Less than $0.005 per share.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Less than $500,000.
[9]	Includes incentive fees expense of 1.10% and 0.71% for the years ended 10-31-25 and 10-31-24, respectively.
[10]	Annualized. Certain expenses are presented unannualized.
[11]	Expenses including reductions excluding interest expense were 4.84% and 4.28% for the years ended 10-31-25 and 10-31-24.
[12]	Annualized.
[13]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end. As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.
[14]	Asset coverage per $1,000 of debt, including borrowings of unconsolidated subsidiaries, was $3,757 for the year ended 10-31-25.
49	JOHN HANCOCK Marathon Asset-Based Lending Fund | ANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements
Note 1—Organization
John Hancock Marathon Asset-Based Lending Fund (formerly John Hancock Asset-Based Lending Fund) (the fund) is a Massachusetts business trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a continuously offered, closed-end management investment company. The fund’s investment objective is to seek to provide high current income and to a lesser extent capital appreciation. Under normal circumstances, the fund invests 80% of its net assets (plus any borrowings for investment purposes) in asset-based lending investments, which may include investments in distressed loans.
The fund’s shares are not listed on any securities exchange. At the sole discretion of the Board and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers generally quarterly; however, there can be no assurance that any such repurchase offers will be conducted on a quarterly basis or at all.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Prior to August 1, 2025, shares were offered only to accredited investors as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933 (the 1933 Act). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to March 3, 2025, the fund was known as John Hancock Asset-Based Lending Fund.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
• JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
• John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
• JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
• JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
• JH REO Trust, a Delaware statutory trust, was formed on October 14, 2022 and serves as an investment vehicle to hold foreclosed or real estate owned properties of JH Residential Whole Loan Trust.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	50

• MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
• JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft. The commercial aircraft was sold during the year ended October 31, 2025, and therefore, there are no current lease arrangements.
• JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
• JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment, which is currently subject to lease arrangements.
• JH Arbor Leasing, LLC, a Delaware LLC, was established on April 10, 2025 for the purpose of holding title to vegetation management equipment, which is currently subject to a lease arrangement.
• JH Rail, LLC, a Delaware LLC, was formed on July 31, 2025 for holding title to rail car equipment, which is subject to lease and borrowing arrangements.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification (ASC) of US GAAP. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations, are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
51	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Asset-backed securities	$110,316,460	—	$110,316,460	—
Special purpose vehicles	43,814,090	—	—	$43,814,090
Residential loans	36,158,105	—	8,426,278	27,731,827
Term loans	29,605,546	—	—	29,605,546
Consumer-related assets	24,636,863	—	17,862,982	6,773,881
Consumer loans	5,257,729	—	—	5,257,729
Corporate asset-based credit	5,154,500	—	—	5,154,500
Profit participating notes	1,855,909	—	579,364	1,276,545
Credit-linked notes	28,740,460	—	12,898,187	15,842,273
Short-term investments	28,391,340	$28,223,618	167,722	—
Total investments in securities	$313,931,002	$28,223,618	$150,250,993	$135,456,391
Liabilities
Reverse repurchase agreements	$(63,435,698)	—	$(63,435,698)	—
Derivatives:
Assets
Forward foreign currency contracts	135,082	—	135,082	—
Liabilities
Forward foreign currency contracts	(213,396)	—	(213,396)	—
| JOHN HANCOCK Marathon Asset-Based Lending Fund	52

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
	Special purpose vehicles	Residential loans	Term loans	Consumer- related assets	Consumer loans	Corporate asset- based credit	Profit participating notes	Credit- linked notes	Total
Balance as of 10-31-24	$21,863,018	$34,917,923	$27,543,381	$5,761,603	$8,694,707	$5,133,000	$24,415,734	$11,869,479	$140,198,845
Purchases	33,884,408	47,781,789	1,883,307	2,101,680	—	—	—	7,750,000	93,401,184
Sales	(12,642,720)	(56,280,106)	(21,791)	(2,161,557)	(2,473,663)	—	(22,002,345)	(3,858,773)	(99,440,955)
Realized gain (loss)	6,171	3,768,705	15	—	(1,035,199)	—	34,355	(963)	2,773,084
Transfers out of Level 3	—	(1,520,150)	—	—	—	—	(367,653)	—	(1,887,803)
Net amortization of (premium) discount	—	(226,266)	120,494	296,143	(55,614)	—	—	(317)	134,440
Change in unrealized appreciation (depreciation)	703,213	(710,068)	80,140	776,012	127,498	21,500	(803,546)	82,847	277,596
Balance as of 10-31-25	$43,814,090	$27,731,827	$29,605,546	$6,773,881	$5,257,729	$5,154,500	$1,276,545	$15,842,273	$135,456,391
Change in unrealized appreciation (depreciation) at period end[1]	$703,213	$(1,260,526)	$80,140	$776,012	$217,956	$21,500	$119,093	$82,847	$740,235

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 10-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Special purpose vehicles	$43,814,090	Discounted cash flow Recent transaction	Discount rate Transaction price	9.44% - 16.95% $100.00 - $104.64	12.19% $100.02
Residential loans	27,731,827	Discounted cash flow Recent transaction	Discount rate Transaction price	7.71% - 31.28% $77.68 - $102.20	11.69% $87.22
Term loans	29,605,546	Discounted cash flow	Discount rate	8.94% - 14.23%	10.74%
Consumer-related assets	6,773,881	Discounted cash flow	Discount rate	11.34% - 20.14%	15.25%
Consumer loans	5,257,729	Discounted cash flow	Discount rate	6.83% - 9.35%	7.45%
Corporate asset-based credit	5,154,500	Discounted cash flow	Discount rate	11.60%	11.60%
Profit participating notes	1,276,545	Discounted cash flow	Discount rate	8.70%	8.70%
53	JOHN HANCOCK Marathon Asset-Based Lending Fund |

	Fair Value at 10-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Credit-linked notes	15,842,273	Discounted cash flow Recent transaction	Discount rate Transaction price	9.86% - 11.41% $100.00	10.38% $100.00
Total	$135,456,391
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of October 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to valuation if input had increased	Impact to valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Reverse repurchase agreements. The fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the fund delivers a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreements. In addition, cash collateral received from the counterparty to cover appreciation on the underlying security, if any, is shown on the Consolidated statement of assets and liabilities as Payable for collateral on open reverse repurchase agreements. Obligation to repay cash received by a fund, if any, is shown on the Consolidated statement of assets and liabilities as Payable for open reverse repurchase agreements.
Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. In the event of a default by the counterparty, recovery of the security transferred by the fund may be delayed or the fund may incur a loss equal to the amount by which the value of the security transferred by the fund exceeds the repurchase price payable by the fund.
The following table summarizes the open reverse repurchase agreements at October 31, 2025:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	4.709%	10-17-25	11-17-25	$(2,460,107)	$(2,464,934)
J.P. Morgan Securities LLC	4.888%	10-8-25	11-10-25	(837,637)	(840,367)
J.P. Morgan Securities LLC	4.956%	10-6-25	11-6-25	(5,331,108)	(5,350,189)
J.P. Morgan Securities LLC	5.034%	10-2-25	11-3-25	(1,876,029)	(1,883,899)
J.P. Morgan Securities LLC	5.038%	10-8-25	11-10-25	(1,707,449)	(1,713,184)
J.P. Morgan Securities LLC	5.206%	10-6-25	11-6-25	(3,037,298)	(3,048,718)
| JOHN HANCOCK Marathon Asset-Based Lending Fund	54

Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
J.P. Morgan Securities LLC	5.456%	10-6-25	11-6-25	(2,331,911)	$(2,341,100)
Lucid Capital Markets LLC	4.562%	10-16-25	11-13-25	(2,246,000)	(2,250,554)
Lucid Capital Markets LLC	4.632%	10-16-25	11-13-25	(1,771,000)	(1,774,646)
Lucid Capital Markets LLC	4.782%	10-16-25	11-13-25	(2,078,000)	(2,082,416)
Lucid Capital Markets LLC	4.792%	10-16-25	11-13-25	(8,518,000)	(8,536,141)
Lucid Capital Markets LLC	4.812%	10-16-25	11-13-25	(11,615,000)	(11,639,840)
Lucid Capital Markets LLC	4.832%	10-16-25	11-13-25	(3,240,000)	(3,246,958)
Lucid Capital Markets LLC	4.862%	10-16-25	11-13-25	(743,000)	(744,605)
Lucid Capital Markets LLC	5.132%	10-16-25	11-13-25	(4,990,000)	(5,001,381)
Royal Bank of Canada	4.920%	10-24-25	11-24-25	(3,032,000)	(3,035,315)
UBS AG	4.650%	10-24-25	11-24-25	(2,712,435)	(2,715,238)
UBS AG	4.680%	10-2-25	11-3-25	(2,188,156)	(2,196,690)
UBS AG	4.730%	10-2-25	11-3-25	(2,559,435)	(2,569,523)
					$(63,435,698)
Collateral with a market value of $21,195,440, $41,982,334, $3,536,742 and $8,728,359, have been pledged to J.P. Morgan Securities LLC, Lucid Capital Markets LLC, Royal Bank of Canada and UBS AG, respectively, in connection with open reverse repurchase agreements. The average borrowings by the fund and the weighted average interest rate for the period the fund entered into reverse repurchase agreements amounted to $46,339,992 and 5.12%, respectively. Securities pledged as collateral are disclosed in the Consolidated Fund’s investments.
Term loans. The fund may invest in direct term loans which are not publicly traded, may not have a secondary market, and are not rated by any rating agency. Direct term loans can be asset-based loans secured by collateral such as transportation assets, real estate, consumer or corporate related assets, or other assets. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting.
Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower. The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund is exposed to the risk that the borrower may default or become insolvent and, consequently, that the fund will lose money on the loan. Furthermore, direct loans may subject the fund to liquidity and interest rate risk as certain direct loans may be deemed illiquid.
At October 31, 2025, the fund had $1,413,625 in unfunded loan commitments outstanding.
55	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the portfolio may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The fund may also invest in loans secured by residential real estate, including legacy whole loan pools. The loans may include mortgages made to borrowers with lower credit scores. Accordingly, such mortgage loans may be more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans. A decline or an extended flattening of home prices and appraisal values may result in increases in delinquencies and losses on residential mortgage loans, particularly with respect to second homes and investor properties and with respect to any residential mortgage loan where the aggregate loan amount (including any subordinate liens) is close to or greater than the related property value. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans. The fund may be able to aggregate loans from smaller pools into larger-sized pools for securitization or sale to a third party, resulting in value extraction.  Upon the sale of such loans, standard representations, warranties, and documentation requirements apply, which may result in repricing or repurchase if specified conditions are not met.
Residual interests. The fund may make substantial investments in unsecured equity tranches and equivalent junior subordinate securities of structured finance vehicles. Such residuals will represent subordinated interests in the relevant structured finance vehicle only and are not secured by any assets of such structured finance vehicle. Residuals will be subordinated to all other securities of the structured finance vehicle and all other amounts due under the priority of payments set forth in the operative documents of such structured finance vehicle. As such, the greatest risk of loss relating to defaults in the collateral or asset portfolio of the structured finance vehicle is borne by the residuals. The fund, therefore, as holder of the residuals, will rank behind all of the creditors, whether secured or unsecured and known or unknown, of the structured finance vehicle.
| JOHN HANCOCK Marathon Asset-Based Lending Fund	56

Credit-linked notes. The fund may purchase credit-linked notes, which are typically privately offered and sold. Credit-linked notes are intended to replicate the economic effects that would apply had the fund directly purchased the underlying reference asset(s). Investments in credit-linked notes represent the right to receive periodic income payments and payment of principal at the end of the term of the note. In addition to the risks associated with the underlying reference instrument, an investment in a credit-linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
Escrow and corporate advances. The fund advances payments when the borrower fails to meet contractual payments (e.g. property taxes and insurance) in accordance with the terms of its servicing agreements and to cover corporate advances (e.g. appraisal or title fees) associated with residential loans. Advances are fair valued based on assumptions related to their recoverability and seniority in the claims hierarchy in the event of a liquidation and are reflected on the Consolidated statement of assets and liabilities as Receivable for escrow and corporate advances, at value. Change in value, if any, is reflected in the change in net unrealized appreciation (depreciation) of unaffiliated investments and receivables on the Consolidated statement of operations.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Interest income from investments in residual interest securities is recognized based on the estimated effective yield utilizing expected cash flows. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income from the funds short-term investments is recorded on ex-date. Distributions from investments in private operating companies are reflected as dividend income. Return of capital distributions from private operating companies, if any, are treated as a reduction of cost. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
The fund has five domestic taxable subsidiaries – John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, JH LiftCo, LLC, JH REO Trust, JH Arbor Leasing, LLC, and JH Rail, LLC (the “Domestic Taxable Subsidiaries”). These entities have elected to be treated as corporations for US income tax purpose and are subject to both federal and state level corporate income taxes. The purposes of the taxable subsidiaries are to permit the
57	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Fund to gain exposure to commercial aircraft, industrial equipment, real estate properties, vegetation management equipment and rail car equipment lease transactions for U.S. federal income tax purposes in order to comply with the Regulated Investment Company tax compliance requirements. The net investment income and capital gains and losses from the Domestic Taxable Subsidiaries do not always flow through to the fund and these entities may pay dividends up to the fund. The Domestic Taxable Subsidiaries are not consolidated for income tax purposes and may generate income that is subject to federal, state, and local taxes.
The fund has one foreign taxable subsidiary - JH Aircraft Leasing 4535 (Ireland) Designated Activity Company. The subsidiary is not consolidated for financial reporting purpose. The purpose of the taxable subsidiary is to permit the fund to gain exposure to international commercial aircraft lease transactions. The subsidiary is classified as a controlled foreign corporation under the Internal Revenue Code and is subject to sub part F income rules. Therefore, the fund is required to increase its taxable income by its share of the subsidiary’s net taxable income. Net income and realized gains from the subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the subsidiary in any taxable year, the loss will generally not be available to offset the fund’s ordinary income and/or capital gains for that year.
Generally, the Domestic Taxable Subsidiaries, which file separate tax returns, are subject to income tax examinations by U.S. federal, state and local authorities for all years through October 31, 2025.  The Domestic Taxable Subsidiaries assess their tax position using the provisions of ASC 740, Income Taxes, with regard to uncertain tax positions. Uncertain income tax positions are recognized based on a “more likely than not” threshold. Penalties and interest are recognized in the Provision for Income Taxes in the Consolidated statement of operations. The Domestic Taxable Subsidiaries are not aware of any tax positions for significant unrecognized tax benefits, and do not believe it is reasonably possible that, within the next twelve months, unrecognized domestic tax benefits will change by a significant amount. As of October 31, 2025, no liability for interest and penalties have been recognized.
Deferred income taxes reflect the net effects of temporary differences between financial reporting and tax basis of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.
As noted in “Basis of consolidation” in Note 1 in the Notes to consolidated financial statements, the fund consolidates its investment in John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC and does not consolidate other taxable subsidiaries. Domestic Taxable Subsidiaries are not eligible to elect treatment as regulated investment companies.  The amount of taxes paid by Domestic Taxable Subsidiaries will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a fund shareholders return from an investment in the fund. For any unconsolidated subsidiary, the impact of deferred income taxes will be incorporated into the market value of the investment.  Upon the sale of an investment, the Domestic Taxable Subsidiaries may be liable for previously deferred taxes.
As of October 31, 2025, the fund had no uncertain tax positions that would require consolidated financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
The components of the fund’s income tax provision (benefit) for the year ended October 31, 2025, are as follows:
Current income tax (benefit)
Federal	—
State and local	$5,036
Total Current income tax (benefit)	$5,036
Deferred income tax
Federal	$177,551
State and local	10,758
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Total deferred income tax (benefit)	$188,309
Provision for income taxes	$193,345
The provision for income taxes is reconciled to the amount determined by applying the statutory federal income tax rate to income before taxes as follows:
Federal income tax at the statutory rate	$186,154
State income tax (net of federal benefit)	12,478
Other	(5,287)
Provision for income taxes	$193,345
Amounts reported in the consolidated financial statements and the tax basis of assets and liabilities result in temporary differences. The deferred tax assets (liabilities) consist of the following:
Deferred tax assets
Net operating loss	$382,007
Audit fees	3,852
Deferred tax liabilities
Depreciation	$(791,190)
Total	$(405,331)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$15,987,824	$10,569,110
Long-term capital gains	—	23,833
Total	$15,987,824	$10,592,943
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $3,400,359 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to taxable subsidiary, impairment adjustment and non-deductible start up costs.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced
59	JOHN HANCOCK Marathon Asset-Based Lending Fund |

underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Consolidated statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Consolidated Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended October 31, 2025, the fund used futures contracts to manage against changes in interest rates. The fund held futures contracts with USD notional values ranging up to $11.8 million, as measured at each quarter end. There were no open futures contracts as of October 31, 2025.
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Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the year ended October 31, 2025, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging up to $8.0 million, as measured at each quarter end.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss).
During the year ended October 31, 2025, the fund used purchased options contracts to manage against changes in interest rates. The fund held purchased options contracts with market values ranging up to $20,000, as measured at each quarter end. There were no open purchased options contracts as of October 31, 2025.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at October 31, 2025 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$135,082	$(213,396)
For financial reporting purposes, the fund and its subsidiary do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Consolidated statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
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Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2025:
	Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(41,777)	$59,822	—	$18,045
Currency	—	—	$(30,270)	(30,270)
Total	$(41,777)	$59,822	$(30,270)	$(12,225)

[1]	Realized gain (loss) associated with purchased options is included in this caption on the Statement of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended October 31, 2025:
	Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$15,706	$(138,648)	—	$(122,942)
Currency	—	—	$(78,314)	(78,314)
Total	$15,706	$(138,648)	$(78,314)	$(201,256)

[1]	Change in unrealized appreciation (depreciation) associated with purchased options is included in this caption on the Statement of operations.
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, calculated and paid monthly, at an annual rate of 1.35% of the fund’s average monthly managed assets (managed assets means the total assets of the fund (including any assets attributable to any
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preferred shares that may be issued or to indebtedness), minus the fund’s liabilities incurred in the normal course of operations other than liabilities relating to indebtedness). Pursuant to a subadvisory agreement, the Advisor (and not the fund) has agreed to pay a subadvisory fee directly to Marathon Asset Management LP (the Subadvisor).
The Advisor contractually agreed to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate managed assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average monthly managed assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average monthly net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) pricing services fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organization and offering expenses; (l) transfer agent fees and service fees; and (m) other miscellaneous ordinary expenses, but excluding management and incentive fees, interest expense, 12b-1 fees, any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends, acquired fund fees and expenses (based on indirect net expenses associated with the fund’s investments in underlying investment companies); class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class I	$1,330,714
Class D	2,859
Class	Expense reduction
Class S	$695
Total	$1,334,268

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.87% of the fund’s average monthly managed assets.
Incentive fee. The fund has agreed to pay the Advisor an Incentive Fee based upon pre-incentive fee net investment income. The incentive fee shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each fiscal quarter. The calculation of the incentive fee for each fiscal quarter is as follows:
• No incentive fee shall be payable in any fiscal quarter in which the pre-incentive fee net investment income attributable to each class does not exceed a quarterly return of 1.25% per quarter based on each class’s average beginning monthly net assets for the applicable quarterly payment period (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) (the “Quarterly Return”), or 5.00% annualized;
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• All pre-incentive fee net investment income attributable to each class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.4286% of the average beginning monthly net assets of that each class (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period) for the fiscal quarter (5.714% annualized), shall be payable to the Advisor; and
• For any fiscal quarter in which pre-incentive fee net investment income attributable to each class exceeds 1.4286% of each class’s average beginning monthly net assets (calculated in accordance with US GAAP and gross of any accrued (but unpaid) performance fee if applicable during the payment period), the incentive fee with respect to each class shall equal 12.5% of pre-incentive fee net investment Income attributable to each class.
The incentive fee for the year ended October 31, 2025 amounted to $2,437,219.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average monthly net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class D shares and Class S shares, the fund pays for certain other services. The fund may pay distribution and service fees, expressed as an annual percentage of average monthly net assets for each class of the fund’s shares, up to 0.25% for Class D shares and 0.85% (including up to 0.25% for service fees) for Class S shares.
Sales charges. Class D shares may be subject to a sales charge of up to 1.50% and Class S shares may be subject to a sales charge of up to 3.50%. Such sales load will be subtracted from the investment amount and will not form part of an investor’s investment in the fund. The sales load may be waived in certain circumstances at the Advisor’s discretion. During the year ended October 31, 2025, no sales charges were assessed.
Early repurchase fee. For all share classes, a 2.00% early repurchase fee payable to the fund will be charged with respect to the repurchase of a shareholder’s shares at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares (on a “first in-first out” basis). The early repurchase fee will be retained by the fund for the benefit of the remaining shareholders.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees
Class I	—
Class D	$1,219
Class S	944
Total	$2,163
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC on September 26, 2022, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction, including that (1) the terms of the transactions, including the consideration to be paid,
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are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the year ended October 31, 2025, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
The fund currently accepts purchases of shares as of the last business day of each calendar month. Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	3,903,309	$79,876,943	2,931,140	$59,114,692
Issued pursuant to Dividend Reinvestment Plan	146,847	2,992,671	76,456	1,542,329
Repurchased	(500,995)	(10,222,859)	(12,855)	(260,959)
Net increase	3,549,161	$72,646,755	2,994,741	$60,396,062
Class D shares
Sold	40,670	$835,000	3,177	$65,000
Issued pursuant to Dividend Reinvestment Plan	1,611	32,917	80	1,617
Net increase	42,281	$867,917	3,257	$66,617
Class S shares
Sold	8,870	$183,350	—	—
Issued pursuant to Dividend Reinvestment Plan	233	4,787	—	—
Net increase	9,103	$188,137	—	—
Total net increase	3,600,545	$73,702,809	2,997,998	$60,462,679
Affiliates of the fund owned 19%, 5% and 22% of shares of Class I, Class D and Class S, respectively, on October 31, 2025. As of October 31, 2025, the Subadvisor held 14% of the fund (Class I). Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
At the sole discretion of the Board of Trustees and provided that it is in the best interests of the fund and shareholders to do so, the fund intends to provide a limited degree of liquidity to the shareholders by conducting repurchase offers or take any other action permitted by the tender offer rules under 1934 Act, and described in the written tender offer notice that will be provided to shareholders for each repurchase offer. In determining whether the fund should offer to repurchase shares from shareholders (generally no more than 5% of shares outstanding), the Board of Trustees will consider the recommendations of the Advisor as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Advisor currently expects that it will generally recommend to the Board of Trustees that the fund offer to repurchase shares from shareholders quarterly with tender offer valuation dates occurring on the last business day of March, June, September and December (each, a “Valuation Date”); however, there can be no assurance that any such tender offers will be conducted on a quarterly basis or at all. The fund is not required to conduct tender offers and may be less likely to conduct tenders during periods of exceptional market conditions. The fund conducted quarterly repurchase offers during the year ended October 31, 2025. The fund offered to repurchase shares in an amount up to $8,700,000, $9,100,000,
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$11,100,000 and $11,490,000 as of the valuation dates for the repurchase offers, December 31, 2024 ($20.32), March 31, 2025 ($20.42), June 30, 2025 ($20.38) and September 30, 2025 ($20.40), respectively. $10,222,859 and 500,995 shares for Class I were tendered and accepted by the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $249,556,358 and $152,784,449, respectively, for the year ended October 31, 2025.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At October 31, 2025, funds within the John Hancock group of funds complex held 24.1% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
Manulife Private Credit Plus Fund	24.1%
Note 9—Investments in affiliates
As of October 31, 2025, investments in affiliates consist of the following:
•	The fund holds 100% of the profit participating notes issued by JH Aircraft Leasing 4535 (Ireland) Designated Activity Company.
•	The fund holds 100% of the limited liability company interests in JH Finance LeaseCo, LLC.
•	The fund holds 100% of the limited liability company interests in JH LiftCo, LLC.
•	The fund holds 100% of the limited liability company interests in JH REO Trust
•	The fund holds 100% of the limited liability company interests in JH Arbor Leasing, LLC.
•	The fund holds 100% of the limited liability company interests in JH Rail, LLC. As of October 31, 2025, JH Rail, LLC had outstanding borrowings of $27,511,121 through a Master Loan and Security Agreement, which provides for loans and extensions of credit to JH Rail, LLC. The weighted average interest rate was 5.74% as of October 31, 2025.
•	The fund holds 100% of the beneficial ownership interest in MSN 803 Trust as an owner participant.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold/Return of capital	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	$21,420,071	—	$(20,129,779)	—	$(710,928)	$4,016,221	—	$579,364
JH Arbor Leasing LLC	—	—	$9,530,956	(435,133)	—	(619,212)	539,295	—	8,476,611
| JOHN HANCOCK Marathon Asset-Based Lending Fund	66

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold/Return of capital	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Finance LeaseCo LLC	—	$7,392,282	—	$(1,521,424)	$6,171	$(51,234)	$788,713	—	$5,825,795
JH Liftco LLC	—	6,143,962	$6,487,200	(1,161,000)	—	401,519	—	—	11,871,681
JH Rail LLC	—	—	17,721,252	(8,916,375)	—	(267,536)	—	—	8,537,341
JH REO Trust	—	—	145,000	—	—	1,099	—	—	146,099
MSN 803 Trust	—	8,326,774	—	(608,788)	—	1,238,577	216,212	—	8,956,563
					$6,171	$(7,715)	$5,560,441	—	$44,393,454
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
67	JOHN HANCOCK Marathon Asset-Based Lending Fund |

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of John Hancock Marathon Asset-Based Lending Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of John Hancock Marathon Asset-Based Lending Fund (formerly John Hancock Asset-Based Lending Fund) (the “Fund”), including the consolidated Fund’s investments, as of October 31, 2025, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three years in the period then ended and the period from July 11, 2022 (commencement of operations) to October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at October 31, 2025, the consolidated results of its operations and cash flows for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the three years in the period then ended and the period from July 11, 2022 (commencement of operations) to October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more John Hancock investment companies since 2019.
December 23, 2025
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	68

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
69	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered non-diversified, closed-end management investment company, shares of which were initially offered to the public in July 2022.
Dividends and distributions
During the year ended October 31, 2025, distributions from net investment income totaling $1.4580, $1.4069 and $1.2842 per share were paid to shareholders for Class I, Class D and Class S, respectively. The dates of payments and the amounts per share were as follows:
Payment Date	Class I	Class D	Class S
January 23, 2025	$0.3679	$0.3551	$0.3243
April 22, 2025	$0.2328	$0.2202	$0.1899
July 22, 2025	$0.4279	$0.4151	$0.3845
October 21, 2025	$0.4294	$0.4165	$0.3855
Total	$1.4580	$1.4069	$1.2842
Dividend reinvestment plan
Pursuant to the Dividend Reinvestment Plan (DRP) established by the fund, each shareholder will automatically be a participant under the DRP and have all income distributions, whether dividend distributions or capital gains distributions, automatically reinvested in additional shares. Election not to participate in the DRP and to receive all income distributions, whether dividend distributions or capital gains distributions, in cash may be made by notice to a shareholder’s intermediary (who should be directed to inform the fund). A shareholder is free to change this election at any time. If, however, a shareholder elects to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A shareholder whose shares are registered in the name of a nominee (such as an intermediary) must contact the nominee regarding its status under the DRP, including whether such nominee will participate on such shareholder’s behalf as such nominee will be required to make any such election.
Generally, for U.S. federal income tax purposes, shareholders receiving shares under the DRP will be treated as having received a distribution equal to amount payable to them in cash as a distribution had the shareholder not participated in the DRP.
Shares will be issued pursuant to the DRP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request for change of participation/non-participation status in the DRP must be received by the fund within the above timeframe to be effective for that dividend or capital gain distribution. The fund may terminate the DRP at any time upon written notice to the participants in the DRP. The fund may amend the DRP at any time upon 30 days’ written notice to the participants. Any expenses of the DRP will be borne by the fund.
A shareholder holding shares that participate in the DRP in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the DRP. For further information on the DRP contact the fund at 800-225-6020.
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	70

Regular Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
Registered or Overnight Mail:
SS&C GIDS, Inc.
80 Lamberton Road
Windsor, Connecticut 06095
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
71	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Fund Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan,[2] Born: 1945	2022	179
Trustee and Chairperson of the Board
Trustee of Berklee College of Music (since 2022); Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
William K. Bacic,[2,4] Born: 1956	2025	176
Trustee
Director, Audit Committee Chairman, and Risk Committee Member, DWS USA Corp. (formerly, Deutsche Asset Management) (2018-2024); Senior Partner, Deloitte & Touche LLP (1978- retired 2017, including prior positions), specializing in the investment management industry. Trustee of various trusts within the John Hancock Fund Complex (since 2025).
William H. Cunningham,[2,4] Born: 1944	2022	176
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Chairman of the Board, Nuclein (since 2020); Director, Southwest Airlines (2000-2024). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey,[2] Born: 1946	2022	179
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Fund Principal occupation(s) during past 5 years	Trustee of the Fund since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2022	176
Non-Independent Trustee
Global Head of Institutional for Manulife (since 2025); Global Head of Retail for Manulife (2022-2025); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (2018-2023); Director and Chairman, John Hancock Investment Management LLC (2005-2023, including prior positions); Director and Chairman, John Hancock Variable Trust Advisers LLC (2006-2023, including prior positions); Director and Chairman, John Hancock Investment Management Distributors LLC (2004-2023, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).

| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	72

Principal officers who are not Trustees
Name, year of birth Position(s) held with Fund Principal occupation(s) during past 5 years	Current Position(s) with the Fund since
Kristie M. Feinberg,[5] Born: 1975	2023
President (Chief Executive Officer and Principal Executive Officer)
Head of Retail, Manulife Investment Management (since 2025); Head of Wealth & Asset Management, U.S. and Europe, for John Hancock and Manulife (2023–2025); Director and Chairman, John Hancock Investment Management LLC (since 2023); Director and Chairman, John Hancock Variable Trust Advisers LLC (since 2023); Director and Chairman, John Hancock Investment Management Distributors LLC (since 2023); CFO and Global Head of Strategy, Manulife Investment Management (2021–2023, including prior positions); CFO Americas & Global Head of Treasury, Invesco, Ltd., Invesco US (2019–2020, including prior positions); Senior Vice President, Corporate Treasurer and Business Controller, Oppenheimer Funds (2001–2019, including prior positions); President (Chief Executive Officer and Principal Executive Officer) of various trusts within the John Hancock Fund Complex (since 2023, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2025).
Fernando A. Silva, Born: 1977	2022
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Director, Fund Administration and Assistant Treasurer, John Hancock Funds (2016-2020); Assistant Treasurer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Assistant Vice President, John Hancock Life & Health Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (since 2021); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2024) .
Salvatore Schiavone, Born: 1965	2022
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2022
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2022
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-6020.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.
73	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.
[4]	Mr. Cunningham no longer serves as Trustee effective December 31, 2025. Mr. Bacic serves as Trustee effective January 1, 2026.
[5]	Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	74

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†
William K. Bacic*,1
William H. Cunningham*,2
Grace K. Fey*
Officers
Kristie M. Feinberg3
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Marathon Asset Management LP
Portfolio Managers
Ed Cong
Louis Hanover
Andrew Springer
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
Ernst & Young  LLP

† Non-Independent Trustee
* Member of the Audit Committee
1 Mr. Bacic serves as Trustee effective January 1, 2026.
2 Mr. Cunningham no longer serves as Trustee effective December 31, 2025.
3 Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
You can also contact us:
75	JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND |

844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alt 801 Pennsylvania Ave, Suite 219285 Kansas City, MO 64105-1307
| JOHN HANCOCK MARATHON ASSET-BASED LENDING FUND	76

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Marathon Asset-Based Lending Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947204	P16A 10/25
12/25

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Grace K. Fey is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $340,000 and $250,000 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was reviews in conjunction with registration statement filings. Amounts billed to the registrant were $5,000 and $5,000 for fiscal years ended October 31, 2025 and October 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $154,350 and $70,400 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $0 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit- related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $3,969,880 for the fiscal year ended October 31, 2025 and $3,013,735 for the fiscal year ended October 31, 2024.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Grace K. Fey – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 1.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached exhibit "Proxy Voting Policies and Procedures".

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information about the Marathon Asset Management LP (“Marathon”) portfolio managers

Below is a list of the Marathon portfolio managers who share joint responsibility for the day-to-day investment management of the fund. It provides a brief summary of their business careers over the past five years. The information provided is as of the filing date of this N-CSR.

Ed Cong Portfolio Manager

Managed the Fund since inception in 2022 Joined Marathon in 2006

Louis Hanover

Co-Founder, Managing Partner and Chief Investment Officer

Managed the Fund since inception in 2022

Co-Founded Marathon in 1998

Andrew Springer

Senior Portfolio Manager

Managed the Fund since inception in 2022

Joined Marathon in 2003

Portfolio Managers and Other Accounts Managed

The following tables present information regarding accounts other than the fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees based on account performance, information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investment in the fund. The following table reflects approximate information as of October 31, 2025:

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts
	Number	Total Assets	Number		Number	Total Assets
	of		of	Total Assets	of
	Accounts	$Million	Accounts	$Million	Accounts	$Million
Ed Cong	1	$250.5	34	$14,646.9	3	$813.4

Louis	8	$1,041.4	121	$31,822.7	28	$2,515.8
Hanover

Andrew	1	$250.5	39	$15,183.5	3	$813.4

Springer

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Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the Marathon receives a fee based on investment performance are listed in the table below:

	Registered Investment		Other Pooled Investment
	Companies			Vehicles	Other Accounts

	Number		Number		Number
	of	Total Assets	of	Total Assets	of	Total Assets
	Accounts	$Million	Accounts	$Million	Accounts	$Million

Ed Cong	1	$250.5	26	$11,177.3	3	$813.4

Louis	2	$251.0	87	$24,529.8	12	$1,131.1
Hanover

Andrew	1	$250.5	33	$12,002.8	3	$813.4
Springer

Conflicts of Interest. Material conflicts of interest exist whenever a portfolio manager simultaneously manages multiple accounts. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include accounts of other registered investment companies for which the Subadvisor serves as sub-advisor, private pooled investment vehicles and other accounts. The Subadvisor has adopted aggregation and allocation of investments procedures designed to ensure that all of its clients are treated fairly and equitably over time and to prevent this form of conflict from influencing the allocation of investment opportunities among its clients. As a general matter, the Subadvisor will offer clients the right to participate in all investment opportunities that it determines are appropriate for the client in view of relative amounts of capital available for new investments, each client’s investment program, and the then current portfolios of its clients at the time an allocation decision is made. As a result, in certain situations priority or weighted allocations can be expected to occur in respect of certain accounts, including but not limited to situations where clients have differing: (A) portfolio concentrations with respect to geography, asset class, issuer, sector or rating, (B) investment restrictions, (C) tax or regulatory limitations,

(D)leverage limitations or volatility targets, (E) ramp up or ramp down scenarios or (F) counterparty relationships. The Subadvisor maintains conflicts of interest policies and procedures containing provisions designed to prevent potential conflicts related to personal trading, allocation, and fees among other potential conflicts of interest. Such potential conflicts and others are disclosed in Subadvisor’s Form ADV Part 2A filing.

Compensation of Portfolio Managers. The Subadvisor has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. The Advisor pays the Subadvisor a fee consisting of two components – a base management fee based on the assets under management and an incentive fee based upon pre-incentive fee net investment income attributable to each Share Class, and shall be calculated and accrued on a monthly basis while being determined and payable in arrears as of the end of each

CONFIDENTIAL

fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on a Class’s average beginning monthly net assets for the applicable quarterly payment period, equal to 1.25% per quarter (or an annualized hurdle rate of 5%) subject to a “catch up” feature, as set forth in the Subadvisory Agreement between the Subadvisor and the Advisor. The Subadvisor pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Fund. Such compensation consists of an annual salary and a discretionary year-end bonus for the Subadvisor’s employees.

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2025, the value of shares beneficially owned by the portfolio managers in the Fund.

Portfolio Manager	Range of Beneficial Ownership in the Fund
Ed Cong	$100,001-$500,000

Louis Hanover	over $1,000,000

Andrew Springer	$100,001-$500,000

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ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Marathon Asset-Based Lending Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 23, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 23, 2025